UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam RetirementReady Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2015

Date of reporting period:	August 1, 2014 – January 31, 2015

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam RetirementReady® Funds

Semiannual report
1|31|15

A world of investing.℠

Putnam INVESTMENTS

PUTNAM RETIREMENT READY FUNDS invest in a diversified mix of Putnam portfolios and funds to match the time horizons of retirement investors.

Putnam RetirementReady® Funds

Putnam RetirementReady 2055 Fund	Putnam RetirementReady 2030 Fund
Putnam RetirementReady 2050 Fund	Putnam RetirementReady 2025 Fund
Putnam RetirementReady 2045 Fund	Putnam RetirementReady 2020 Fund
Putnam RetirementReady 2040 Fund	Putnam RetirementReady 2015 Fund
Putnam RetirementReady 2035 Fund	Putnam Retirement Income Fund Lifestyle 1

Semiannual report
1 | 31 | 15

Message from the Trustees	1

About the funds	2

Performance snapshot	4

Interview with your fund’s portfolio manager	5

Your fund’s performance	11

Your fund’s expenses	22

Terms and definitions	27

Other information for shareholders	28

Financial statements	29

Consider these risks before investing: International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. Our allocation of assets among permitted asset categories may hurt performance. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Unlike bonds, funds that invest in bonds have fees and expenses. Active trading strategies may lose money or not earn a return sufficient to cover trading and other costs. Efforts to produce lower-volatility returns may not be successful and may make it more difficult at times for the funds to achieve their targeted returns. In addition, under certain market conditions, the funds may accept greater volatility than would typically be the case, in order to seek their targeted return. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. There is no guarantee that the funds will provide adequate income at and through an investor’s retirement. The value of stocks and bonds may fall or fail to rise over time for several reasons, including general financial market conditions, factors related to a specific issuer or industry and, with respect to bonds, changing market perceptions of the risk of default and changes in government intervention. These factors may also lead to increased volatility and reduced liquidity in the bond markets. You can lose money by investing in the funds.

Message from the Trustees

Dear Fellow Shareholder:

The U.S. economic recovery is gaining steam, with three consecutive quarters of positive GDP growth, accelerated hiring, and rising consumer confidence, which recently hit multi-year highs. U.S. markets, however, have experienced some turbulence since the start of the year.

Cheaper energy prices benefit consumers and many businesses, but the sharp decline in oil prices has also fostered uncertainty. A stronger U.S. dollar may hurt profits for many large multinational companies headquartered in the United States that rely on exports for growth. In addition, investors appear to be anticipating when the Federal Reserve will begin raising interest rates. Overseas growth, meanwhile, remains tepid at best.

In an economically uncertain environment, it can be worthwhile to consider a range of investment opportunities. Putnam invests across many asset classes and pursues flexible strategies that seek out opportunities for growth or income with careful awareness of risk. Our experienced equity and fixed-income teams employ new ways of thinking and integrate innovative investment ideas into time-tested, traditional strategies. In today’s environment, it is also important to rely on your financial advisor, who can ensure your portfolio matches your individual goals and tolerance for risk.

As always, thank you for investing with Putnam.

Putnam RetirementReady® Funds

Diversification that adjusts automatically over time

Diversifying and monitoring your retirement investments can pose a challenge, but Putnam RetirementReady Funds can make it a little easier.

Each fund invests in a combination of Putnam portfolios that provide exposure to the stock and bond markets and to Putnam Absolute Return Funds, which can use strategies that seek to reduce risks. A fund's target date corresponds to the year you expect to begin withdrawing assets — typically in retirement. Investment allocations favor stocks when the target date is far off and favor bonds and absolute return strategies as the target date draws closer.

While the funds offer these features, the principal value of the funds is not guaranteed at any time, including the target date. While diversification can help protect your returns from excessive volatility, you can still lose money.

UNDERLYING PUTNAM FUNDS RetirementReady Funds allocate your retirement savings across a series of underlying funds based on your targeted retirement date.	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Retirement Income Fund Lifestyle 1
Putnam Dynamic Asset Allocation Equity Fund	73.2%	62.3%	44.9%	22.7%	3.6%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	16.0%	26.5%	43.1%	62.9%	68.0%	37.2%	5.8%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	0.0%	0.0%	0.0%	0.0%	7.9%	33.7%	52.1%	30.5%	4.5%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	18.5%	32.1%	34.0%
Putnam Absolute Return 700 Fund	7.5%	7.5%	7.5%	7.8%	10.0%	12.9%	13.6%	10.1%	2.2%	0.0%
Putnam Absolute Return 500 Fund	2.2%	2.2%	2.2%	3.1%	4.6%	5.8%	9.0%	17.7%	27.7%	30.0%
Putnam Absolute Return 300 Fund	0.0%	0.0%	0.0%	0.0%	0.9%	3.6%	7.5%	11.6%	19.1%	21.0%
Putnam Absolute Return 100 Fund	0.6%	1.0%	1.8%	3.0%	2.5%	3.4%	4.5%	5.8%	8.4%	9.0%
Putnam Money Market Fund	0.5%	0.5%	0.5%	0.5%	2.5%	3.4%	4.5%	5.8%	6.0%	6.0%

ASSET CLASS WEIGHTING

Fixed Income

Equity

5%
8%
12%
18%
25%
34%
45%
57%
72%
75%
95%
92%
88%
82%
75%
66%
55%
43%
28%
25%

Fund allocations are based on each fund's strategic allocation to the underlying Putnam funds set forth in the most recent prospectus, but have been adjusted to reflect asset allocation decisions of the funds' managers since the date of the prospectus. Asset class weightings are hypothetical estimates based on strategic allocations to equity and fixed income of each Putnam Dynamic Asset Allocation Fund set forth in its prospectus, and assumptions that Putnam Money Market Fund, Putnam Absolute Return 100 Fund, and Putnam Absolute Return 300 Fund are equivalent to fixed income; Putnam Absolute Return 500 Fund is equivalent to 50% fixed income/50% equity; and Putnam Absolute Return 700 Fund is equivalent to equity. Actual allocations will vary. Because of rounding in the calculation of allocations among underlying Putnam funds and of asset class weighting, actual allocations may be more or less than these percentages, and total portfolio percentages may be more or less than 100%. For further information, please see the most recent prospectus.

2 RetirementReady® Funds

RetirementReady® Funds 3

Performance snapshot

Annualized total return (%) comparison as of 1/31/15

Fund returns for class A shares before sales charges

	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund
	Before sales charge	Before sales charge	Before sales charge	Before sales charge	Before sales charge

Life of fund*	11.83%	6.47%	6.53%	6.47%	6.19%

10 years	—	—	6.06	6.01	5.75

5 years	—	12.38	12.11	11.73	10.99

3 years	14.68	14.56	14.19	13.69	12.69

1 year	11.20	11.12	10.90	10.53	9.97

6 months†	3.98	3.99	3.96	3.85	3.85

					Retirement
					Income Fund
	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Lifestyle 1
	Before sales charge	Before sales charge	Before sales charge	Before sales charge	Before sales charge

Life of fund*	5.83%	5.33%	4.56%	3.72%	3.26%

10 years	5.41	4.94	4.22	3.44	3.16

5 years	9.99	8.78	7.30	5.63	4.46

3 years	11.42	9.87	8.04	6.21	5.27

1 year	9.33	8.49	7.24	5.66	5.14

6 months†	4.01	3.97	3.57	2.84	2.59

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the table above do not reflect a sales charge of 4.00% for Retirement Income Lifestyle 1 and 5.75% for all other funds; had they, returns would have been lower. See pages 5 and 11–21 for additional performance information. For a portion of the periods, the funds had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* With the exception of the Putnam RetirementReady 2050 Fund and 2055 Fund (inceptions: 5/2/05 and 11/30/10, respectively), the inception date of all share classes of the RetirementReady Funds is 11/1/04.

† Returns for the six-month period, are not annualized, but cumulative.

4 RetirementReady® Funds

Interview with your fund’s portfolio manager

How would you describe the investment environment during the six-month reporting period that ended January 31, 2015?

For most of the semiannual period, investors benefited from strong performance in U.S. equity markets, although there were periods of volatility. Various geopolitical troubles around the world, including the situation in Ukraine, terrorist threats in the Middle East, and the Ebola virus health scare, affected investor sentiment. In addition, the price of oil dropped by more than 50% in the second half of the year, having a stimulative effect on U.S. consumers, while hurting companies connected to the North American oil/gas shale industry. The Federal Reserve ended its bond buying in October, with negligible effects on investor sentiment.

Solid evidence of accelerating growth in the U.S. economy was the major headline, with gross domestic product [GDP] at 5% in the third quarter and 2.6% in the fourth quarter. Many U.S. corporations have seen bottom-line growth in recent quarters fostered largely by low interest rates and cost-cutting initiatives. With GDP accelerating, we have begun to see greater evidence of top-line growth stimulated by more sustainable revenue generation, which seems to have led to greater investor optimism about the fundamental health of the U.S. economy and higher valuations for U.S. stocks.

This chart shows performance of broad market indexes for the six months ended 1/31/15. See pages 4 and 11–21 for additional fund performance information. Index descriptions can be found on page 27.

RetirementReady® Funds 5

Domestic bonds also produced positive results, as interest rates remained low, despite the Fed’s signaling eventual interest-rate hikes later this year. What’s more, there were positive developments in the labor market, with strength in job and wage growth. Consumer sentiment also has been helped by falling prices at the gas pump, which has the equivalent effect of a tax cut for many Americans.

The international markets did not fare nearly as well, as the eurozone’s ongoing economic struggles continued to push international stock and bond indexes into negative territory.

How did Putnam RetirementReady® Funds perform for the period?

For most of the period, investors benefited from strong performance in U.S. equity markets. The overall investing environment remained positive, as markets showed resiliency in spite of the Fed ending its bond buying and the geopolitical troubles around the globe. During the period, allocations to Absolute Return strategies helped when market volatility increased. I am pleased to report that the portfolios delivered positive results for investors, with contributions coming from both asset allocation decisions and individual security selection.

How did the underlying funds perform in this environment, and what were the key drivers of performance during the semiannual period?

Across the glide path, the portfolios performed well given their strategic equity and fixed-income exposures over the past six months. From an asset allocation perspective, the funds were well positioned to benefit from the robust showing of the U.S. equity market, with slight tactical overweights to equities — U.S. equities in particular. That being said, general equity and fixed-income allocations were held close to benchmark weights over the balance of the period.

The two largest drivers of benchmark-relative outperformance were large-cap U.S. equity selection and currency positioning. For the six-month period, strong selection in traditional quantitative equity was complemented by directional equity positions in the Absolute Return 500 and 700 strategies. Within currency, both active positions and foreign exchange hedging of international exposure benefited from a rallying U.S. dollar. Overall, the Absolute Return 500 and 700 strategies contributed positively to the funds’ performance for the six-month period, while the Absolute Return 100 and 300 strategies detracted.

What is the philosophy behind the funds’ glide path strategy?

The glide path governs the way that the funds’ allocations shift over time as investors progress toward their target retirement date. Early in the glide path, as investors are saving for their retirement decades in advance, the path favors large equity allocations in order to generate growth. While these larger equity positions can cause volatility, the extended time horizon allows for recovery from periodic downturns and the chance to benefit from the long-term upward trajectory of equity markets. Stock allocations gradually diminish over time in favor of less volatile assets, such as bonds, in order to protect capital as the investor approaches retirement. We also allocate a growing percentage to our Absolute Return suite of funds as an investor advances through the glide path. Our objective in this is to introduce less market risk across all assets as an investor approaches retirement while delivering a more diverse set of risks and returns at the portfolio level.

6 RetirementReady® Funds

The rally in the U.S. equity market is now close to six years old. Are you concerned about the sustainability of this upward march?

While on a strong forward march during the past several years, U.S. equities have seen periods of extreme volatility — even during this recent period — with abrupt dips providing new buying opportunities and establishing new support for further growth. That said, we are concerned in some cases that equity valuations currently may be a bit higher than the market’s long-term price-to-earnings ratio, and we have correspondingly reduced our overall overweight to U.S. equities, believing that future growth in the U.S. equity space is unlikely to eclipse the pace of recent years. On a relative basis versus other asset classes, however, we continue to believe that equities — U.S. equities in particular — are still the best place to be invested for growth in the current global investment environment.

What is your outlook?

We remain generally constructive in our outlook. The gathering strength of the U.S. economy and the Fed’s more transparent forward guidance on interest rates have convinced us that, at this time, our U.S. investments may provide the most reliable source of momentum. Although we think the pace of growth in the U.S. equity market may slow further during 2015, we believe U.S. stocks can continue to produce reasonable risk-adjusted returns as we progress deeper into the year.

That said, we are closely monitoring the slowing pace of earnings growth and increasing multiple expansion, which could

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the funds’ managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the funds’ managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the funds. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

RetirementReady® Funds 7

threaten equity markets should they persist. In fixed income, the Fed seems on track to raise short-term interest rates at some point in 2015. While intermediate and longer-term rates seem low historically, we do believe that they could remain at these levels for some time given the high demand for fixed income and depressed rate levels seen around the world. Regardless of rate movement, the negative correlation that interest-rate risk provides remains a benefit to any multi-asset portfolio. In addition, given the prolonged bull equity market and a modest outlook for interest rates, we have been actively seeking new non-directional opportunities within the Absolute Return 500 and 700 strategies.

Thank you, Bob, for bringing us up to date.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Portfolio Manager Robert J. Kea is Co-Head of Global Asset Allocation at Putnam. He holds an M.B.A. from the Bentley University Graduate School of Business and a B.A. from the University of Massachusetts, Amherst. Bob joined Putnam in 1989 and has been in the investment industry since 1988.

In addition to Bob, your fund’s portfolio managers are James A. Fetch; Joshua B. Kutin, CFA; Robert J. Schoen; and Jason R. Vaillancourt, CFA.

IN THE NEWS

How can an increase in the unemployment rate — to 5.7% in January 2015 from 5.6% in December 2014 — mean good news? The answer: More than one million people entered the workforce in January — which includes those actively seeking work. This is good news because it appeared that many people had abandoned looking for a job altogether in the wake of the Great Recession. That’s changing. The labor participation rate ticked up to 62.9% in January from 62.7% in December, according to the Bureau of Labor Statistics (BLS). Many believe that, for the economic recovery to continue, more people who have been sitting on the sidelines will need to reenter the labor market, even though they may not land a job right away. The BLS also noted that 257,000 jobs were added in January, slightly above expectations. More importantly, figures from previous months were revised higher: There were 329,000 additional jobs in December and an even more impressive 423,000 jobs in November. The BLS also reported a gain in average hourly earnings, which rose 0.5% in January after declining slightly in December. Wage growth might be luring people back to the workforce, particularly within lower-paying industries such as retail.

8 RetirementReady® Funds

Composition of the funds’ underlying investments

Historically, each Putnam RetirementReady® Fund invests, to varying degrees, in a variety of Putnam mutual funds. This section describes the goals and strategies of each of the underlying Putnam funds. For more information, please see the funds’ prospectus.

Putnam Absolute Return 100, 300, 500, and 700 Funds

Each fund pursues an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time (generally at least three years or more) regardless of market conditions or general market direction. Each fund seeks a return that exceeds that of U.S. Treasury bills by a targeted amount (the number of basis points specified in the fund’s name) on an annualized basis. For example, Absolute Return 500 Fund seeks to earn a total return of 500 basis points (or 5.00%) over the return on U.S. Treasury bills. The funds pursue their goals through portfolios that are structured to offer varying degrees of risk, expected volatility, and expected returns.

Putnam Dynamic Asset Allocation Equity Fund

The fund’s portfolio invests mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide and is designed for investors seeking long-term growth. The fund typically allocates approximately 75% of its assets to investments in U.S. companies and 25% of its assets to international companies, but allocations may vary. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Growth Fund

The fund’s portfolio invests mainly in equity securities (growth or value stocks or both) of U.S. and international companies of any size and is designed for investors seeking capital appreciation with moderate risk. The fund’s strategic equity weighting is 80% (the range is 65% to 95%), with the balance invested in a range of fixed-income investments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Balanced Fund

The fund’s portfolio is diversified across stocks and bonds in global markets and is designed for investors seeking total return. The fund’s strategic equity allocation is 60% (the range is 45% to 75%), with the balance invested in a range of fixed-income investments. The Portfolio Managers can adjust the allocations based on market conditions.

Putnam Dynamic Asset Allocation Conservative Fund

The fund’s globally diversified portfolio emphasizes bonds over stocks and is designed for investors who want to protect the value of their investment while receiving regular income and protection against inflation. The strategic fixed-income allocation is 70% (with a range of 55% to 85%), with the balance invested in stocks and money market instruments. The Portfolio Managers can adjust allocations based on market conditions.

RetirementReady® Funds 9

Putnam Money Market Fund

The fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund invests mainly in money market instruments that are high quality and have short-term maturities.

Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Allocations by fund as of 1/31/15

Underlying Putnam Fund	Putnam RetirementReady 2055 Fund	Putnam RetirementReady 2050 Fund	Putnam RetirementReady 2045 Fund	Putnam RetirementReady 2040 Fund	Putnam RetirementReady 2035 Fund	Putnam RetirementReady 2030 Fund	Putnam RetirementReady 2025 Fund	Putnam RetirementReady 2020 Fund	Putnam RetirementReady 2015 Fund	Putnam Retirement Income Fund Lifestyle 1

Putnam Dynamic Asset
Allocation Equity Fund	73.0%	62.1%	44.7%	22.6%	3.6%	0.0%	0.0%	0.0%	0.0%	0.0%

Putnam Dynamic Asset
Allocation Growth Fund	16.0%	26.5%	43.1%	62.8%	67.7%	37.0%	5.8%	0.0%	0.0%	0.0%

Putnam Dynamic Asset
Allocation Balanced Fund	0.0%	0.0%	0.0%	0.0%	7.9%	33.7%	51.9%	30.3%	4.5%	0.0%

Putnam Dynamic Asset
Allocation Conservative Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	18.6%	32.3%	34.2%

Putnam Absolute Return
700 Fund	7.7%	7.7%	7.7%	8.0%	10.2%	13.1%	13.8%	10.2%	2.2%	0.0%

Putnam Absolute Return
500 Fund	2.2%	2.2%	2.2%	3.2%	4.7%	5.9%	9.1%	17.9%	27.9%	30.3%

Putnam Absolute Return
300 Fund	0.0%	0.0%	0.0%	0.0%	0.9%	3.6%	7.4%	11.5%	18.8%	20.7%

Putnam Absolute Return
100 Fund	0.6%	1.0%	1.8%	3.0%	2.5%	3.4%	4.5%	5.8%	8.3%	8.9%

Putnam Money Market Fund	0.5%	0.5%	0.5%	0.5%	2.5%	3.4%	4.4%	5.7%	5.9%	5.9%

Percentages are based on net assets as of 1/31/15. Portfolio composition may vary over time. Due to rounding, percentages may not equal 100%.

10 RetirementReady® Funds

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended January 31, 2015, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R and Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 1/31/15

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2055 Fund*

Life of fund	59.35%	50.19%	54.48%	52.48%	54.52%	54.52%	56.07%	50.61%	57.70%	61.01%
Annual average	11.83	10.25	11.00	10.66	11.01	11.01	11.28	10.33	11.55	12.11

3 years	50.83	42.15	47.57	44.57	47.52	47.52	48.57	43.37	49.64	51.96
Annual average	14.68	12.44	13.85	13.07	13.84	13.84	14.11	12.76	14.38	14.97

1 year	11.20	4.81	10.46	5.57	10.36	9.39	10.61	6.74	10.88	11.44

6 months	3.98	–2.00	3.70	–0.89	3.64	2.73	3.78	0.14	3.85	4.14

2050 Fund†

Life of fund	84.28%	73.69%	73.56%	73.56%	71.29%	71.29%	75.41%	69.27%	79.67%	88.73%
Annual average	6.47	5.82	5.81	5.81	5.67	5.67	5.93	5.54	6.19	6.73

5 years	79.27	68.97	72.57	70.57	72.64	72.64	74.74	68.62	76.88	81.43
Annual average	12.38	11.06	11.53	11.27	11.54	11.54	11.81	11.02	12.08	12.65

3 years	50.35	41.71	47.03	44.03	47.02	47.02	48.14	42.96	49.21	51.54
Annual average	14.56	12.32	13.71	12.93	13.71	13.71	14.00	12.65	14.27	14.86

1 year	11.12	4.73	10.25	5.25	10.31	9.31	10.55	6.68	10.78	11.39

6 months	3.99	–1.99	3.61	–1.36	3.62	2.63	3.77	0.14	3.89	4.14

2045 Fund‡

Annual average
(life of fund)	6.53%	5.92%	5.91%	5.91%	5.73%	5.73%	6.00%	5.64%	6.27%	6.79%

10 years	80.08	69.73	69.59	69.59	67.04	67.04	71.33	65.34	75.70	84.58
Annual average	6.06	5.43	5.42	5.42	5.26	5.26	5.53	5.16	5.80	6.32

5 years	77.06	66.88	70.47	68.47	70.53	70.53	72.68	66.63	74.81	79.20
Annual average	12.11	10.79	11.26	10.99	11.27	11.27	11.54	10.75	11.82	12.37

3 years	48.88	40.32	45.45	42.45	45.55	45.55	46.70	41.57	47.72	49.95
Annual average	14.19	11.95	13.30	12.52	13.33	13.33	13.63	12.28	13.89	14.46

1 year	10.90	4.52	10.01	5.01	10.02	9.02	10.31	6.45	10.60	11.15

6 months	3.96	–2.02	3.53	–1.41	3.56	2.57	3.70	0.07	3.82	4.11

RetirementReady® Funds 11

Fund performance Total return for periods ended 1/31/15 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2040 Fund‡

Annual average
(life of fund)	6.47%	5.86%	5.85%	5.85%	5.69%	5.69%	5.94%	5.57%	6.22%	6.74%

10 years	79.30	68.99	68.90	68.90	66.48	66.48	70.52	64.55	74.97	83.80
Annual average	6.01	5.39	5.38	5.38	5.23	5.23	5.48	5.11	5.75	6.28

5 years	74.15	64.14	67.83	65.83	67.82	67.82	69.87	63.93	72.06	76.30
Annual average	11.73	10.42	10.91	10.65	10.91	10.91	11.18	10.39	11.46	12.01

3 years	46.96	38.51	43.72	40.72	43.71	43.71	44.77	39.70	45.84	48.02
Annual average	13.69	11.47	12.85	12.06	12.85	12.85	13.12	11.79	13.40	13.97

1 year	10.53	4.18	9.71	4.71	9.76	8.76	9.98	6.13	10.29	10.82

6 months	3.85	–2.12	3.53	–1.44	3.53	2.54	3.62	–0.01	3.77	4.00

2035 Fund

Annual average
(life of fund)	6.19%	5.58%	5.56%	5.56%	5.40%	5.40%	5.66%	5.29%	5.91%	6.45%

10 years	74.90	64.84	64.67	64.67	62.36	62.36	66.34	60.52	70.41	79.29
Annual average	5.75	5.13	5.11	5.11	4.97	4.97	5.22	4.85	5.48	6.01

5 years	68.41	58.73	62.21	60.21	62.25	62.25	64.34	58.59	66.32	70.51
Annual average	10.99	9.68	10.16	9.89	10.16	10.16	10.45	9.66	10.71	11.26

3 years	43.11	34.89	40.01	37.01	40.06	40.06	41.06	36.13	42.04	44.27
Annual average	12.69	10.49	11.87	11.07	11.88	11.88	12.15	10.83	12.41	12.99

1 year	9.97	3.65	9.16	4.16	9.16	8.16	9.42	5.59	9.65	10.22

6 months	3.85	–2.12	3.49	–1.51	3.50	2.50	3.60	–0.03	3.74	3.98

2030 Fund

Annual average
(life of fund)	5.83%	5.22%	5.21%	5.21%	5.03%	5.03%	5.30%	4.93%	5.57%	6.09%

10 years	69.43	59.69	59.53	59.53	57.12	57.12	61.09	55.46	65.24	73.65
Annual average	5.41	4.79	4.78	4.78	4.62	4.62	4.88	4.51	5.15	5.67

5 years	61.00	51.74	55.00	53.00	54.99	54.99	56.94	51.45	59.03	62.92
Annual average	9.99	8.70	9.16	8.88	9.16	9.16	9.43	8.66	9.72	10.25

3 years	38.31	30.36	35.22	32.22	35.19	35.19	36.22	31.45	37.35	39.36
Annual average	11.42	9.24	10.58	9.76	10.57	10.57	10.85	9.54	11.16	11.70

1 year	9.33	3.05	8.55	3.55	8.51	7.51	8.81	5.00	9.08	9.59

6 months	4.01	–1.97	3.61	–1.39	3.58	2.58	3.74	0.11	3.88	4.13

12 RetirementReady® Funds

Fund performance Total return for periods ended 1/31/15 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2025 Fund

Annual average
(life of fund)	5.33%	4.72%	4.72%	4.72%	4.54%	4.54%	4.80%	4.44%	5.06%	5.59%

10 years	61.89	52.59	52.43	52.43	50.14	50.14	53.94	48.56	57.86	66.00
Annual average	4.94	4.32	4.31	4.31	4.15	4.15	4.41	4.04	4.67	5.20

5 years	52.31	43.55	46.73	44.73	46.72	46.72	48.47	43.27	50.41	54.30
Annual average	8.78	7.50	7.97	7.67	7.97	7.97	8.22	7.46	8.51	9.06

3 years	32.63	25.00	29.63	26.63	29.59	29.59	30.58	26.01	31.59	33.63
Annual average	9.87	7.72	9.04	8.19	9.02	9.02	9.30	8.01	9.58	10.15

1 year	8.49	2.26	7.69	2.69	7.62	6.62	7.94	4.16	8.17	8.75

6 months	3.97	–2.01	3.56	–1.44	3.55	2.55	3.69	0.06	3.79	4.08

2020 Fund

Annual average
(life of fund)	4.56%	3.96%	3.95%	3.95%	3.78%	3.78%	4.03%	3.67%	4.30%	4.82%

10 years	51.12	42.43	42.32	42.32	40.18	40.18	43.71	38.68	47.49	54.94
Annual average	4.22	3.60	3.59	3.59	3.43	3.43	3.69	3.32	3.96	4.48

5 years	42.24	34.06	37.00	35.00	36.94	36.94	38.73	33.87	40.44	44.00
Annual average	7.30	6.04	6.50	6.19	6.49	6.49	6.77	6.01	7.03	7.57

3 years	26.10	18.85	23.34	20.34	23.28	23.28	24.25	19.90	25.18	27.08
Annual average	8.04	5.93	7.24	6.37	7.23	7.23	7.50	6.24	7.77	8.32

1 year	7.24	1.08	6.43	1.43	6.39	5.39	6.68	2.94	6.97	7.52

6 months	3.57	–2.39	3.18	–1.82	3.15	2.15	3.31	–0.31	3.46	3.74

2015 Fund

Annual average
(life of fund)	3.72%	3.12%	3.11%	3.11%	2.94%	2.94%	3.20%	2.84%	3.46%	3.97%

10 years	40.21	32.15	32.02	32.02	30.04	30.04	33.38	28.71	36.71	43.72
Annual average	3.44	2.83	2.82	2.82	2.66	2.66	2.92	2.56	3.18	3.69

5 years	31.49	23.93	26.66	24.66	26.65	26.65	28.24	23.75	29.82	33.17
Annual average	5.63	4.38	4.84	4.51	4.84	4.84	5.10	4.35	5.36	5.90

3 years	19.81	12.92	17.13	14.13	17.18	17.18	18.06	13.93	18.89	20.69
Annual average	6.21	4.13	5.41	4.51	5.43	5.43	5.69	4.44	5.94	6.47

1 year	5.66	–0.42	4.91	–0.09	4.91	3.91	5.14	1.46	5.37	5.91

6 months	2.84	–3.07	2.43	–2.57	2.44	1.44	2.54	–1.05	2.64	2.92

RetirementReady® Funds 13

Fund performance Total return for periods ended 1/31/15 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

Retirement Income Fund Lifestyle 1

Annual average
(life of fund)	3.26%	2.85%	2.65%	2.65%	2.49%	2.49%	2.83%	2.50%	3.00%	3.52%

10 years	36.56	31.10	28.54	28.54	26.75	26.75	31.04	26.78	33.17	40.01
Annual average	3.16	2.74	2.54	2.54	2.40	2.40	2.74	2.40	2.91	3.42

5 years	24.38	19.40	19.82	17.82	19.74	19.74	22.33	18.36	22.82	25.98
Annual average	4.46	3.61	3.68	3.33	3.67	3.67	4.11	3.43	4.20	4.73

3 years	16.64	11.98	14.03	11.03	13.99	13.99	15.73	11.97	15.77	17.53
Annual average	5.27	3.84	4.47	3.55	4.46	4.46	4.99	3.84	5.00	5.53

1 year	5.14	0.93	4.32	–0.68	4.31	3.31	4.86	1.46	4.87	5.39

6 months	2.59	–1.51	2.15	–2.85	2.15	1.15	2.40	–0.93	2.46	2.72

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 5.75% and 3.50% sales charge, respectively, levied at the time of purchase. The maximum sales charges for Retirement Income Fund Lifestyle 1 class A and M shares are 4.00% and 3.25%, respectively. Class B share returns after the contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC.

For a portion of the periods, these funds had expense limitations, without which returns would have been lower.

For the funds with eight years of performance, class B share performance reflects conversion to class A shares after eight years.

* The inception date of Putnam RetirementReady 2055 Fund is 11/30/10, for all share classes.

† The inception date of Putnam RetirementReady 2050 Fund is 5/2/05, for all share classes.

‡ Because no class R shares of the fund were outstanding on 12/20/05 and 12/21/05, class R performance for the period from 12/19/05 to 12/21/05 is based on class A performance, adjusted for the applicable sales charge and the higher operating expenses for class R shares.

14 RetirementReady® Funds

Comparative index returns For periods ended 1/31/15

		Barclays U.S.
	S&P 500 Index	Aggregate Bond Index

Annual average
(life of fund) (since 11/1/04)*	7.92%	4.81%

Life of fund, 2050 (since 5/2/05)**	111.65	60.36
Annual average	7.99	4.96

Life of fund, 2055 (since 11/30/10)†	84.49	17.84
Annual average	15.83	4.02

10 years	108.25	60.74
Annual average	7.61	4.86

5 years	106.41	25.01
Annual average	15.60	4.57

3 years	62.09	9.50
Annual average	17.47	3.07

1 year	14.22	6.61

6 months	4.37	4.36

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* Inception date of all Putnam RetirementReady Funds with the exception of the 2050 and 2055 Fund.

** Inception date of Putnam RetirementReady 2050 Fund.

† Inception date of Putnam RetirementReady 2055 Fund.

Fund price and distribution information For the six-month period ended 1/31/15

2055 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.640		$0.562	$0.572	$0.563		$0.622	$0.661

Capital gains

Long-term gains	0.241		0.241	0.241	0.241		0.241	0.241

Short-term gains	0.620		0.620	0.620	0.620		0.620	0.620

Total	$1.501		$1.423	$1.433	$1.424		$1.483	$1.522

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/14	$12.02	$12.75	$11.93	$11.83	$11.98	$12.41	$11.98	$12.06

1/31/15	11.01	11.68	10.96	10.84	11.02	11.42	10.97	11.05

RetirementReady® Funds 15

Fund price and distribution information For the six-month period ended 1/31/15 cont.

2050 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.864		$0.731	$0.748	$0.793		$0.817	$0.892

Capital gains	—		—	—	—		—	—

Total	$0.864		$0.731	$0.748	$0.793		$0.817	$0.892

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/14	$16.99	$18.03	$16.76	$16.64	$17.14	$17.76	$16.72	$17.05

1/31/15	16.81	17.84	16.64	16.50	17.00	17.62	16.56	16.87

2045 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.963		$0.827	$0.865	$0.896		$0.912	$1.000

Capital gains	—		—	—	—		—	—

Total	$0.963		$0.827	$0.865	$0.896		$0.912	$1.000

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/14	$18.86	$20.01	$17.31	$17.38	$18.36	$19.03	$19.25	$22.25

1/31/15	18.65	19.79	17.10	17.14	18.15	18.81	19.08	22.17

2040 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.985		$0.796	$0.849	$0.896		$0.916	$1.016

Capital gains	—		—	—	—		—	—

Total	$0.985		$0.796	$0.849	$0.896		$0.916	$1.016

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/14	$20.51	$21.76	$19.01	$18.83	$19.37	$20.07	$20.98	$23.75

1/31/15	20.32	21.56	18.89	18.65	19.18	19.88	20.86	23.69

2035 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.768		$0.628	$0.670	$0.659		$0.715	$0.810

Capital gains	—		—	—	—		—	—

Total	$0.768		$0.628	$0.670	$0.659		$0.715	$0.810

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/14	$20.66	$21.92	$19.07	$19.08	$19.92	$20.64	$19.85	$23.84

1/31/15	20.69	21.95	19.11	19.08	19.98	20.70	19.88	23.98

16 RetirementReady® Funds

Fund price and distribution information For the six-month period ended 1/31/15 cont.

2030 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.487		$0.319	$0.353	$0.369		$0.428	$0.523

Capital gains	—		—	—	—		—	—

Total	$0.487		$0.319	$0.353	$0.369		$0.428	$0.523

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/14	$20.35	$21.59	$19.35	$19.36	$19.75	$20.47	$19.28	$23.09

1/31/15	20.68	21.94	19.73	19.70	20.12	20.85	19.60	23.52

2025 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.268		$0.126	$0.133	$0.172		$0.221	$0.314

Capital gains	—		—	—	—		—	—

Total	$0.268		$0.126	$0.133	$0.172		$0.221	$0.314

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/14	$20.62	$21.88	$19.28	$19.27	$19.57	$20.28	$19.28	$20.72

1/31/15	21.17	22.46	19.84	19.82	20.12	20.85	19.79	21.25

2020 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.216		$0.052	$0.099	$0.117		$0.161	$0.246

Capital gains	—		—	—	—		—	—

Total	$0.216		$0.052	$0.099	$0.117		$0.161	$0.246

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/14	$18.40	$19.52	$17.68	$17.74	$18.05	$18.70	$17.69	$20.49

1/31/15	18.84	19.99	18.19	18.20	18.53	19.20	18.14	21.01

2015 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.240		$0.103	$0.104	$0.140		$0.188	$0.275

Capital gains	—		—	—	—		—	—

Total	$0.240		$0.103	$0.104	$0.140		$0.188	$0.275

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/14	$18.00	$19.10	$17.40	$17.42	$17.76	$18.40	$17.37	$18.05

1/31/15	18.27	19.38	17.72	17.74	18.07	18.73	17.64	18.30

RetirementReady® Funds 17

Retirement Income Fund Lifestyle 1

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	6		1	1	6		6	6

Income	$0.372		$0.332	$0.332	$0.349		$0.348	$0.396

Capital gains	—		—	—	—		—	—

Total	$0.372		$0.332	$0.332	$0.349		$0.348	$0.396

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

7/31/14	$17.49	$18.22	$17.32	$17.36	$17.54	$18.13	$17.48	$17.55

1/31/15	17.57	18.30	17.36	17.40	17.61	18.20	17.56	17.63

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares and 3.50% for class M shares for all funds except Retirement Income Fund Lifestyle 1, for which the rates are 4.00% for class A shares and 3.25% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

Fund performance as of most recent calendar quarter
Total return for periods ended 12/31/14

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2055 Fund*

Life of fund	60.65%	51.41%	55.75%	53.75%	55.80%	55.80%	57.35%	51.84%	58.99%	62.33%
Annual average	12.31	10.69	11.46	11.11	11.47	11.47	11.74	10.77	12.03	12.60

3 years	60.38	51.16	56.74	53.74	56.76	56.76	57.80	52.27	59.13	61.57
Annual average	17.05	14.77	16.16	15.41	16.17	16.17	16.42	15.05	16.75	17.34

1 year	9.19	2.92	8.37	3.57	8.35	7.39	8.61	4.81	8.88	9.44

6 months	3.03	–2.89	2.66	–1.89	2.60	1.69	2.74	–0.86	2.90	3.11

2050 Fund†

Life of fund	85.71%	75.03%	74.90%	74.90%	72.64%	72.64%	76.75%	70.56%	81.08%	90.07%
Annual average	6.61	5.96	5.95	5.95	5.81	5.81	6.07	5.68	6.33	6.87

5 years	74.40	64.37	67.96	65.96	67.93	67.93	70.09	64.14	72.19	76.56
Annual average	11.77	10.45	10.93	10.66	10.92	10.92	11.21	10.42	11.48	12.04

3 years	59.77	50.58	56.13	53.13	56.21	56.21	57.30	51.79	58.54	60.91
Annual average	16.90	14.62	16.01	15.26	16.03	16.03	16.30	14.93	16.60	17.18

1 year	9.09	2.82	8.23	3.23	8.21	7.21	8.49	4.70	8.81	9.30

6 months	2.97	–2.95	2.58	–2.33	2.53	1.54	2.65	–0.94	2.80	3.07

18 RetirementReady® Funds

Fund performance as of most recent calendar quarter
Total return for periods ended 12/31/14 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2045 Fund‡

Annual average
(life of fund)	6.65%	6.03%	6.03%	6.03%	5.86%	5.86%	6.12%	5.75%	6.39%	6.92%

10 years	76.80	66.63	66.52	66.52	64.06	64.06	68.14	62.25	72.51	81.22
Annual average	5.86	5.24	5.23	5.23	5.08	5.08	5.33	4.96	5.60	6.13

5 years	72.38	62.47	66.05	64.05	66.16	66.16	68.05	62.17	70.12	74.40
Annual average	11.51	10.19	10.67	10.41	10.69	10.69	10.94	10.15	11.21	11.77

3 years	57.91	48.83	54.32	51.32	54.37	54.37	55.44	50.00	56.67	59.03
Annual average	16.45	14.17	15.56	14.81	15.57	15.57	15.84	14.47	16.14	16.72

1 year	8.84	2.58	8.06	3.06	8.01	7.01	8.28	4.49	8.59	9.13

6 months	2.83	–3.08	2.42	–2.46	2.46	1.48	2.55	–1.04	2.72	2.96

2040 Fund‡

Annual average
(life of fund)	6.59%	5.97%	5.96%	5.96%	5.80%	5.80%	6.05%	5.68%	6.32%	6.85%

10 years	75.85	65.74	65.62	65.62	63.25	63.25	67.21	61.36	71.53	80.24
Annual average	5.81	5.18	5.17	5.17	5.02	5.02	5.28	4.90	5.54	6.07

5 years	69.76	60.00	63.49	61.49	63.59	63.59	65.52	59.73	67.60	71.79
Annual average	11.16	9.86	10.33	10.06	10.35	10.35	10.60	9.82	10.88	11.43

3 years	55.44	46.50	52.05	49.05	51.98	51.98	53.11	47.75	54.25	56.58
Annual average	15.84	13.57	14.99	14.23	14.97	14.97	15.26	13.90	15.54	16.12

1 year	8.54	2.30	7.76	2.76	7.74	6.74	8.00	4.22	8.24	8.79

6 months	2.61	–3.29	2.25	–2.65	2.29	1.31	2.36	–1.22	2.51	2.76

2035 Fund

Annual average
(life of fund)	6.27%	5.66%	5.65%	5.65%	5.48%	5.48%	5.74%	5.37%	6.00%	6.54%

10 years	71.42	61.57	61.41	61.41	59.10	59.10	63.01	57.30	67.00	75.72
Annual average	5.54	4.91	4.90	4.90	4.75	4.75	5.01	4.63	5.26	5.80

5 years	64.27	54.83	58.21	56.21	58.14	58.14	60.20	54.60	62.23	66.30
Annual average	10.44	9.14	9.61	9.33	9.60	9.60	9.88	9.10	10.16	10.71

3 years	50.69	42.02	47.36	44.36	47.29	47.29	48.46	43.26	49.54	51.78
Annual average	14.65	12.41	13.80	13.02	13.78	13.78	14.08	12.73	14.35	14.92

1 year	8.07	1.86	7.24	2.24	7.25	6.25	7.52	3.76	7.80	8.32

6 months	2.51	–3.38	2.10	–2.84	2.11	1.13	2.22	–1.36	2.35	2.60

RetirementReady® Funds 19

Fund performance as of most recent calendar quarter
Total return for periods ended 12/31/14 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2030 Fund

Annual average
(life of fund)	5.88%	5.27%	5.26%	5.26%	5.09%	5.09%	5.35%	4.98%	5.62%	6.14%

10 years	65.87	56.34	56.23	56.23	53.79	53.79	57.70	52.18	61.73	69.94
Annual average	5.19	4.57	4.56	4.56	4.40	4.40	4.66	4.29	4.93	5.45

5 years	57.30	48.25	51.48	49.48	51.49	51.49	53.38	48.01	55.33	59.22
Annual average	9.48	8.19	8.66	8.37	8.66	8.66	8.93	8.16	9.21	9.75

3 years	44.40	36.10	41.14	38.14	41.19	41.19	42.24	37.26	43.33	45.39
Annual average	13.03	10.82	12.17	11.37	12.18	12.18	12.46	11.14	12.75	13.29

1 year	7.66	1.47	6.86	1.86	6.83	5.83	7.10	3.35	7.38	7.86

6 months	2.50	–3.39	2.13	–2.87	2.10	1.10	2.24	–1.34	2.39	2.62

2025 Fund

Annual average
(life of fund)	5.35%	4.74%	4.74%	4.74%	4.56%	4.56%	4.82%	4.46%	5.09%	5.61%

10 years	58.34	49.24	49.13	49.13	46.82	46.82	50.56	45.29	54.42	62.31
Annual average	4.70	4.08	4.08	4.08	3.91	3.91	4.18	3.81	4.44	4.96

5 years	49.51	40.91	43.94	41.94	43.94	43.94	45.68	40.58	47.65	51.30
Annual average	8.38	7.10	7.56	7.26	7.56	7.56	7.82	7.05	8.11	8.63

3 years	37.01	29.13	33.90	30.90	33.85	33.85	34.91	30.19	35.94	37.97
Annual average	11.07	8.90	10.22	9.39	10.21	10.21	10.50	9.19	10.78	11.32

1 year	7.04	0.89	6.27	1.27	6.26	5.26	6.53	2.80	6.79	7.30

6 months	2.48	–3.41	2.08	–2.92	2.01	1.01	2.18	–1.40	2.31	2.59

2020 Fund

Annual average
(life of fund)	4.55%	3.95%	3.94%	3.94%	3.77%	3.77%	4.03%	3.66%	4.29%	4.81%

10 years	47.85	39.35	39.23	39.23	37.11	37.11	40.59	35.67	44.22	51.52
Annual average	3.99	3.37	3.37	3.37	3.21	3.21	3.47	3.10	3.73	4.24

5 years	40.23	32.17	34.99	32.99	35.02	35.02	36.72	31.93	38.40	41.94
Annual average	7.00	5.74	6.18	5.87	6.19	6.19	6.45	5.70	6.72	7.26

3 years	29.04	21.62	26.13	23.13	26.06	26.06	27.09	22.65	28.04	29.94
Annual average	8.87	6.74	8.04	7.18	8.03	8.03	8.32	7.04	8.59	9.12

1 year	6.07	–0.03	5.28	0.28	5.25	4.25	5.55	1.86	5.75	6.31

6 months	2.13	–3.74	1.69	–3.31	1.72	0.72	1.85	–1.72	1.96	2.25

20 RetirementReady® Funds

Fund performance as of most recent calendar quarter
Total return for periods ended 12/31/14 cont.

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

2015 Fund

Annual average
(life of fund)	3.69%	3.09%	3.08%	3.08%	2.91%	2.91%	3.18%	2.82%	3.43%	3.95%

10 years	37.53	29.62	29.45	29.45	27.53	27.53	30.83	26.25	34.10	41.02
Annual average	3.24	2.63	2.61	2.61	2.46	2.46	2.72	2.36	2.98	3.50

5 years	30.11	22.63	25.29	23.29	25.28	25.28	26.95	22.51	28.49	31.78
Annual average	5.41	4.16	4.61	4.28	4.61	4.61	4.89	4.14	5.14	5.67

3 years	21.75	14.75	19.00	16.00	19.04	19.04	19.91	15.71	20.79	22.64
Annual average	6.78	4.69	5.97	5.07	5.98	5.98	6.24	4.98	6.50	7.04

1 year	4.84	–1.19	4.01	–0.99	4.01	3.01	4.32	0.67	4.53	5.09

6 months	1.60	–4.24	1.16	–3.84	1.16	0.16	1.29	–2.26	1.42	1.68

Retirement Income Fund Lifestyle 1

Annual average
(life of fund)	3.23%	2.82%	2.62%	2.62%	2.46%	2.46%	2.80%	2.47%	2.97%	3.49%

10 years	35.30	29.89	27.39	27.39	25.62	25.62	29.82	25.60	31.93	38.75
Annual average	3.07	2.65	2.45	2.45	2.31	2.31	2.64	2.31	2.81	3.33

5 years	23.70	18.76	19.13	17.13	19.13	19.13	21.66	17.70	22.16	25.22
Annual average	4.35	3.50	3.56	3.21	3.56	3.56	4.00	3.31	4.08	4.60

3 years	17.98	13.26	15.40	12.40	15.36	15.36	17.06	13.25	17.11	18.87
Annual average	5.67	4.24	4.89	3.97	4.88	4.88	5.39	4.24	5.40	5.93

1 year	4.42	0.24	3.66	–1.34	3.65	2.65	4.14	0.76	4.15	4.67

6 months	1.43	–2.63	1.10	–3.86	1.04	0.05	1.30	–1.99	1.29	1.62

* The inception date of Putnam RetirementReady 2055 Fund is 11/30/10, for all share classes.

† The inception date of Putnam RetirementReady 2050 Fund is 5/2/05, for all share classes.

‡ Because no class R shares of the fund were outstanding on 12/20/05 and 12/21/05, class R performance for the period from 12/19/05 to 12/21/05 is based on class A performance, adjusted for the applicable sales charge and the higher operating expenses for class R shares.

See the discussion following the fund performance tables on page 11 for information about the calculation of fund performance.

RetirementReady® Funds 21

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam RetirementReady 2055 Fund

Net expenses for the fiscal year ended 7/31/14*	1.27%	2.02%	2.02%	1.77%	1.52%	1.02%

Total annual operating expenses for the fiscal year
ended 7/31/14	4.41%	5.16%	5.16%	4.91%	4.66%	4.16%

Annualized expense ratio for the six-month period
ended 1/31/15	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2050 Fund

Net expenses for the fiscal year ended 7/31/14*	1.24%	1.99%	1.99%	1.74%	1.49%	0.99%

Total annual operating expenses for the fiscal year
ended 7/31/14	1.69%	2.44%	2.44%	2.19%	1.94%	1.44%

Annualized expense ratio for the six-month period
ended 1/31/15	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2045 Fund

Net expenses for the fiscal year ended 7/31/14*	1.19%	1.94%	1.94%	1.69%	1.44%	0.94%

Total annual operating expenses for the fiscal year
ended 7/31/14	1.64%	2.39%	2.39%	2.14%	1.89%	1.39%

Annualized expense ratio for the six-month period
ended 1/31/15	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2040 Fund

Net expenses for the fiscal year ended 7/31/14*	1.13%	1.88%	1.88%	1.63%	1.38%	0.88%

Total annual operating expenses for the fiscal year
ended 7/31/14	1.48%	2.23%	2.23%	1.98%	1.73%	1.23%

Annualized expense ratio for the six-month period
ended 1/31/15	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2035 Fund

Net expenses for the fiscal year ended 7/31/14*	1.06%	1.81%	1.81%	1.56%	1.31%	0.81%

Total annual operating expenses for the fiscal year
ended 7/31/14	1.33%	2.08%	2.08%	1.83%	1.58%	1.08%

Annualized expense ratio for the six-month period
ended 1/31/15	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2030 Fund

Net expenses for the fiscal year ended 7/31/14*	1.02%	1.77%	1.77%	1.52%	1.27%	0.77%

Total annual operating expenses for the fiscal year
ended 7/31/14	1.25%	2.00%	2.00%	1.75%	1.50%	1.00%

Annualized expense ratio for the six-month period
ended 1/31/15	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

22 RetirementReady® Funds

Expense ratios cont.

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam RetirementReady 2025 Fund

Net expenses for the fiscal year ended 7/31/14*	0.98%	1.73%	1.73%	1.48%	1.23%	0.73%

Total annual operating expenses for the fiscal year
ended 7/31/14	1.21%	1.96%	1.96%	1.71%	1.46%	0.96%

Annualized expense ratio for the six-month period
ended 1/31/15	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2020 Fund

Net expenses for the fiscal year ended 7/31/14*	0.96%	1.71%	1.71%	1.46%	1.21%	0.71%

Total annual operating expenses for the fiscal year
ended 7/31/14	1.21%	1.96%	1.96%	1.71%	1.46%	0.96%

Annualized expense ratio for the six-month period
ended 1/31/15	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam RetirementReady 2015 Fund

Net expenses for the fiscal year ended 7/31/14*	0.93%	1.68%	1.68%	1.43%	1.18%	0.68%

Total annual operating expenses for the fiscal year
ended 7/31/14	1.25%	2.00%	2.00%	1.75%	1.50%	1.00%

Annualized expense ratio for the six-month period
ended 1/31/15	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Putnam Retirement Income Fund Lifestyle 1

Net expenses for the fiscal year ended 7/31/14*	0.92%	1.67%	1.67%	1.17%	1.17%	0.67%

Total annual operating expenses for the fiscal year
ended 7/31/14	1.29%	2.04%	2.04%	1.54%	1.54%	1.04%

Annualized expense ratio for the six-month period
ended 1/31/15	0.25%	1.00%	1.00%	0.50%	0.50%	0.00%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and differs from that shown for the annualized expense ratio and in the financial highlights of this report. Prospectus expense information also includes the impact of acquired fund fees and expense in which each fund invests (see table below), which are not included in financial highlights or annualized expense ratios. Expenses are shown as a percentage of average net assets.

Putnam RetirementReady 2055 Fund	1.02%
Putnam RetirementReady 2050 Fund	0.99%
Putnam RetirementReady 2045 Fund	0.94%
Putnam RetirementReady 2040 Fund	0.88%
Putnam RetirementReady 2035 Fund	0.81%
Putnam RetirementReady 2030 Fund	0.77%
Putnam RetirementReady 2025 Fund	0.73%
Putnam RetirementReady 2020 Fund	0.71%
Putnam RetirementReady 2015 Fund	0.68%
Putnam Retirement Income Fund Lifestyle 1	0.67%

* Reflects Putnam Management’s decision to contractually limit expenses through 11/30/15.

RetirementReady® Funds 23

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each fund from August 1, 2014 to January 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam RetirementReady 2055 Fund

Expenses paid per $1,000*†	$1.29	$5.13	$5.13	$3.85	$2.57	$—

Ending value (after expenses)	$1,039.80	$1,037.00	$1,036.40	$1,037.80	$1,038.50	$1,041.40

Putnam RetirementReady 2050 Fund

Expenses paid per $1,000*†	$1.29	$5.13	$5.13	$3.85	$2.57	$—

Ending value (after expenses)	$1,039.90	$1,036.10	$1,036.20	$1,037.70	$1,038.90	$1,041.40

Putnam RetirementReady 2045 Fund

Expenses paid per $1,000*†	$1.29	$5.13	$5.13	$3.85	$2.57	$—

Ending value (after expenses)	$1,039.60	$1,035.30	$1,035.60	$1,037.00	$1,038.20	$1,041.10

Putnam RetirementReady 2040 Fund

Expenses paid per $1,000*†	$1.28	$5.13	$5.13	$3.85	$2.57	$—

Ending value (after expenses)	$1,038.50	$1,035.30	$1,035.30	$1,036.20	$1,037.70	$1,040.00

Putnam RetirementReady 2035 Fund

Expenses paid per $1,000*†	$1.28	$5.13	$5.13	$3.85	$2.57	$—

Ending value (after expenses)	$1,038.50	$1,034.90	$1,035.00	$1,036.00	$1,037.40	$1,039.80

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam RetirementReady 2030 Fund

Expenses paid per $1,000*†	$1.29	$5.13	$5.13	$3.85	$2.57	$—

Ending value (after expenses)	$1,040.10	$1,036.10	$1,035.80	$1,037.40	$1,038.80	$1,041.30

Putnam RetirementReady 2025 Fund

Expenses paid per $1,000*†	$1.29	$5.13	$5.13	$3.85	$2.57	$—

Ending value (after expenses)	$1,039.70	$1,035.60	$1,035.50	$1,036.90	$1,037.90	$1,040.80

Putnam RetirementReady 2020 Fund

Expenses paid per $1,000*†	$1.28	$5.12	$5.12	$3.84	$2.56	$—

Ending value (after expenses)	$1,035.70	$1,031.80	$1,031.50	$1,033.10	$1,034.60	$1,037.40

Putnam RetirementReady 2015 Fund

Expenses paid per $1,000*†	$1.28	$5.10	$5.10	$3.83	$2.55	$—

Ending value (after expenses)	$1,028.40	$1,024.30	$1,024.40	$1,025.40	$1,026.40	$1,029.20

Putnam Retirement Income Fund Lifestyle 1

Expenses paid per $1,000*†	$1.28	$5.10	$5.10	$2.55	$2.55	$—

Ending value (after expenses)	$1,025.90	$1,021.50	$1,021.50	$1,024.00	$1,024.60	$1,027.20

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/15. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

24 RetirementReady® Funds

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended January 31, 2015, use the following calculation method. To find the value of your investment on August 1, 2014, call Putnam at 1-800-225-1581.

RetirementReady® Funds 25

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in each of the RetirementReady funds with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

Putnam RetirementReady
2055 Fund, 2050 Fund, 2045 Fund,
2040 Fund, 2035 Fund, 2030 Fund,
2025 Fund, 2020 Fund, 2015 Fund

Expenses paid per $1,000*†	$1.28	$5.09	$5.09	$3.82	$2.55	$—

Ending value (after expenses)	$1,023.95	$1,020.16	$1,020.16	$1,021.42	$1,022.68	$1,025.21

Putnam Retirement Income Fund Lifestyle 1

Expenses paid per $1,000*†	$1.28	$5.09	$5.09	$2.55	$2.55	$—

Ending value (after expenses)	$1,023.95	$1,020.16	$1,020.16	$1,022.68	$1,022.68	$1,025.21

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/15. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

26 RetirementReady® Funds

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares (4.00% for class A shares and 3.25% for class M shares of Retirement Income Fund Lifestyle 1).

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge and they may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain employer-sponsored retirement plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA Merrill Lynch U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

MSCI EAFE Index (Europe, Australasia, Far East) (ND) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

RetirementReady® Funds 27

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2014, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of January 31, 2015, Putnam employees had approximately $470,000,000 and the Trustees had approximately $138,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

28 RetirementReady® Funds

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

RetirementReady® Funds 29

The funds’ portfolios 1/31/15 (Unaudited)

Putnam RetirementReady 2055 Fund	Shares	Value

Absolute Return Funds (10.6%)*
Putnam Absolute Return 100 Fund Class Y †††	1,906	$19,272

Putnam Absolute Return 300 Fund Class Y †††	—	—

Putnam Absolute Return 500 Fund Class Y †††	6,207	71,698

Putnam Absolute Return 700 Fund Class Y †††	19,723	245,549

Total Absolute Return Funds (cost $340,601)		$336,519

Asset Allocation Funds (89.1%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	—	$—

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	204,621	2,328,591

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	32,368	511,093

Total Asset Allocation Funds (cost $3,116,208)		$2,839,684

Fixed Income Funds (0.5%)*
Putnam Money Market Fund Class A †††	14,681	$14,681

Total Fixed Income Funds (cost $14,681)		$14,681

Total Investments (cost $3,471,490)		$3,190,884

* Percentages indicated are based on net assets of $3,188,091

Putnam RetirementReady 2050 Fund	Shares	Value

Absolute Return Funds (11.0%)*
Putnam Absolute Return 100 Fund Class Y †††	17,517	$177,097

Putnam Absolute Return 300 Fund Class Y †††	—	—

Putnam Absolute Return 500 Fund Class Y †††	34,227	395,320

Putnam Absolute Return 700 Fund Class Y †††	108,744	1,353,860

Total Absolute Return Funds (cost $1,953,171)		$1,926,277

Asset Allocation Funds (88.6%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	—	$—

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	959,859	10,923,193

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	295,511	4,666,116

Total Asset Allocation Funds (cost $17,253,459)		$15,589,309

Fixed Income Funds (0.5%)*
Putnam Money Market Fund Class A †††	80,201	$80,201

Total Fixed Income Funds (cost $80,201)		$80,201

Total Investments (cost $19,286,831)		$17,595,787

* Percentages indicated are based on net assets of $17,588,860

30 RetirementReady® Funds

The funds’ portfolios 1/31/15 (Unaudited) cont.

Putnam RetirementReady 2045 Fund	Shares	Value

Absolute Return Funds (11.8%)*
Putnam Absolute Return 100 Fund Class Y †††	42,548	$430,164

Putnam Absolute Return 300 Fund Class Y †††	—	—

Putnam Absolute Return 500 Fund Class Y †††	46,191	533,511

Putnam Absolute Return 700 Fund Class Y †††	146,766	1,827,235

Total Absolute Return Funds (cost $2,815,197)		$2,790,910

Asset Allocation Funds (87.8%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	—	$—

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	933,192	10,619,730

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	648,409	10,238,373

Total Asset Allocation Funds (cost $22,847,187)		$20,858,103

Fixed Income Funds (0.5%)*
Putnam Money Market Fund Class A †††	108,151	$108,151

Total Fixed Income Funds (cost $108,151)		$108,151

Total Investments (cost $25,770,535)		$23,757,164

* Percentages indicated are based on net assets of $23,748,356

Putnam RetirementReady 2040 Fund	Shares	Value

Absolute Return Funds (14.2%)*
Putnam Absolute Return 100 Fund Class Y †††	129,218	$1,306,398

Putnam Absolute Return 300 Fund Class Y †††	—	—

Putnam Absolute Return 500 Fund Class Y †††	118,542	1,369,156

Putnam Absolute Return 700 Fund Class Y †††	277,954	3,460,531

Total Absolute Return Funds (cost $6,204,802)		$6,136,085

Asset Allocation Funds (85.4%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	—	$—

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	859,581	9,782,035

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	1,723,889	27,220,215

Total Asset Allocation Funds (cost $39,908,145)		$37,002,250

Fixed Income Funds (0.5%)*
Putnam Money Market Fund Class A †††	200,558	$200,558

Total Fixed Income Funds (cost $200,558)		$200,558

Total Investments (cost $46,313,505)		$43,338,893

* Percentages indicated are based on net assets of $43,322,922

RetirementReady® Funds 31

The funds’ portfolios 1/31/15 (Unaudited) cont.

Putnam RetirementReady 2035 Fund	Shares	Value

Absolute Return Funds (18.3%)*
Putnam Absolute Return 100 Fund Class Y †††	110,050	$1,112,606

Putnam Absolute Return 300 Fund Class Y †††	38,708	397,535

Putnam Absolute Return 500 Fund Class Y †††	179,826	2,076,985

Putnam Absolute Return 700 Fund Class Y †††	364,328	4,535,881

Total Absolute Return Funds (cost $8,176,540)		$8,123,007

Asset Allocation Funds (79.3%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	243,016	$3,514,014

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	139,360	1,585,921

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	1,905,231	30,083,593

Total Asset Allocation Funds (cost $37,539,989)		$35,183,528

Fixed Income Funds (2.5%)*
Putnam Money Market Fund Class A †††	1,098,100	$1,098,100

Total Fixed Income Funds (cost $1,098,100)		$1,098,100

Total Investments (cost $46,814,629)		$44,404,635

* Percentages indicated are based on net assets of $44,387,388

Putnam RetirementReady 2030 Fund	Shares	Value

Absolute Return Funds (26.0%)*
Putnam Absolute Return 100 Fund Class Y †††	218,428	$2,208,305

Putnam Absolute Return 300 Fund Class Y †††	225,973	2,320,744

Putnam Absolute Return 500 Fund Class Y †††	330,881	3,821,676

Putnam Absolute Return 700 Fund Class Y †††	685,841	8,538,716

Total Absolute Return Funds (cost $17,129,990)		$16,889,441

Asset Allocation Funds (70.7%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	1,513,177	$21,880,541

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	1,521,508	24,024,617

Total Asset Allocation Funds (cost $48,210,671)		$45,905,158

Fixed Income Funds (3.4%)*
Putnam Money Market Fund Class A †††	2,190,389	$2,190,389

Total Fixed Income Funds (cost $2,190,389)		$2,190,389

Total Investments (cost $67,531,050)		$64,984,988

* Percentages indicated are based on net assets of $64,948,822

32 RetirementReady® Funds

The funds’ portfolios 1/31/15 (Unaudited) cont.

Putnam RetirementReady 2025 Fund	Shares	Value

Absolute Return Funds (34.9%)*
Putnam Absolute Return 100 Fund Class Y †††	240,726	$2,433,743

Putnam Absolute Return 300 Fund Class Y †††	391,937	4,025,193

Putnam Absolute Return 500 Fund Class Y †††	427,698	4,939,913

Putnam Absolute Return 700 Fund Class Y †††	602,375	7,499,568

Total Absolute Return Funds (cost $19,096,133)		$18,898,417

Asset Allocation Funds (60.7%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	1,947,900	$28,166,640

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	151,173	1,640,232

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	197,499	3,118,503

Total Asset Allocation Funds (cost $32,841,637)		$32,925,375

Fixed Income Funds (4.4%)*
Putnam Money Market Fund Class A †††	2,408,230	$2,408,230

Total Fixed Income Funds (cost $2,408,230)		$2,408,230

Total Investments (cost $54,346,000)		$54,232,022

* Percentages indicated are based on net assets of $54,218,203

Putnam RetirementReady 2020 Fund	Shares	Value

Absolute Return Funds (45.3%)*
Putnam Absolute Return 100 Fund Class Y †††	358,087	$3,620,259

Putnam Absolute Return 300 Fund Class Y †††	699,781	7,186,756

Putnam Absolute Return 500 Fund Class Y †††	970,361	11,207,673

Putnam Absolute Return 700 Fund Class Y †††	516,027	6,424,533

Total Absolute Return Funds (cost $28,967,610)		$28,439,221

Asset Allocation Funds (49.0%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	1,316,055	$19,030,147

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	1,075,531	11,669,512

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	—	—

Total Asset Allocation Funds (cost $31,329,759)		$30,699,659

Fixed Income Funds (5.7%)*
Putnam Money Market Fund Class A †††	3,603,337	$3,603,337

Total Fixed Income Funds (cost $3,603,337)		$3,603,337

Total Investments (cost $63,900,706)		$62,742,217

* Percentages indicated are based on net assets of $62,711,684

RetirementReady® Funds 33

The funds’ portfolios 1/31/15 (Unaudited) cont.

Putnam RetirementReady 2015 Fund	Shares	Value

Absolute Return Funds (57.4%)*
Putnam Absolute Return 100 Fund Class Y †††	293,686	$2,969,166

Putnam Absolute Return 300 Fund Class Y †††	652,338	6,699,515

Putnam Absolute Return 500 Fund Class Y †††	860,413	9,937,766

Putnam Absolute Return 700 Fund Class Y †††	63,695	793,007

Total Absolute Return Funds (cost $20,924,549)		$20,399,454

Asset Allocation Funds (36.7%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	109,941	$1,589,751

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	1,057,268	11,471,358

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	—	—

Total Asset Allocation Funds (cost $13,410,607)		$13,061,109

Fixed Income Funds (5.9%)*
Putnam Money Market Fund Class A †††	2,104,176	$2,104,176

Total Fixed Income Funds (cost $2,104,176)		$2,104,176

Total Investments (cost $36,439,332)		$35,564,739

* Percentages indicated are based on net assets of $35,548,009

Putnam Retirement Income Fund Lifestyle 1	Shares	Value

Absolute Return Funds (59.9%)*
Putnam Absolute Return 100 Fund Class Y †††	193,861	$1,959,936

Putnam Absolute Return 300 Fund Class Y †††	441,910	4,538,411

Putnam Absolute Return 500 Fund Class Y †††	574,076	6,630,575

Putnam Absolute Return 700 Fund Class Y †††	—	—

Total Absolute Return Funds (cost $13,355,945)		$13,128,922

Asset Allocation Funds (34.2%)*
Putnam Dynamic Asset Allocation Balanced Fund Class Y †††	—	$—

Putnam Dynamic Asset Allocation Conservative Fund Class Y †††	689,903	7,485,451

Putnam Dynamic Asset Allocation Equity Fund Class Y †††	—	—

Putnam Dynamic Asset Allocation Growth Fund Class Y †††	—	—

Total Asset Allocation Funds (cost $7,538,500)		$7,485,451

Fixed Income Funds (5.9%)*
Putnam Money Market Fund Class A †††	1,294,749	$1,294,749

Total Fixed Income Funds (cost $1,294,749)		$1,294,749

Total Investments (cost $22,189,194)		$21,909,122

* Percentages indicated are based on net assets of $21,902,391

34 RetirementReady® Funds

The funds’ portfolios 1/31/15 (Unaudited) cont.

Notes to the funds’ portfolios

Unless noted otherwise, the notes to the funds’ portfolios are for the close of each fund’s reporting period, which ran from August 1, 2014 through January 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

††† Affiliated Company (Note 5).

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:

Level 1 : Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the funds’ net assets as of the close of the reporting period:

	Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3	Total

Putnam RetirementReady 2055 Fund	$3,190,884	$—	$—	$3,190,884

Putnam RetirementReady 2050 Fund	17,595,787	—	—	17,595,787

Putnam RetirementReady 2045 Fund	23,757,164	—	—	23,757,164

Putnam RetirementReady 2040 Fund	43,338,893	—	—	43,338,893

Putnam RetirementReady 2035 Fund	44,404,635	—	—	44,404,635

Putnam RetirementReady 2030 Fund	64,984,988	—	—	64,984,988

Putnam RetirementReady 2025 Fund	54,232,022	—	—	54,232,022

Putnam RetirementReady 2020 Fund	62,742,217	—	—	62,742,217

Putnam RetirementReady 2015 Fund	35,564,739	—	—	35,564,739

Putnam Retirement Income Fund Lifestyle 1	21,909,122	—	—	21,909,122

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate more than 1% of the fund’s net assets measured as of the end of the period.

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 35

Statements of assets and liabilities 1/31/15 (Unaudited)

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
	Ready	Ready	Ready	Ready	Ready
ASSETS	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund

Investments in affiliated
underlying Putnam Funds,
at value (Notes 1 and 5)	$3,190,884	$17,595,787	$23,757,164	$43,338,893	$44,404,635

Receivable for income
distributions from underlying
Putnam Fund shares	—	2	—	—	8

Receivable for shares of
the fund sold	20,508	62,895	53,301	339,629	178,237

Receivable for investments sold	19,821	169,020	105,538	409,561	174,970

Receivable from Manager (Note 2)	3,471	7,810	10,315	14,757	16,727

Total assets	3,234,684	17,835,514	23,926,318	44,102,840	44,774,577

LIABILITIES

Payable for shares of
the fund repurchased	—	56,930	53,926	38,015	7,831

Payable for investments
purchased	42,353	178,122	108,825	718,303	353,565

Payable for distribution fees
(Note 2)	769	3,792	4,896	8,843	9,066

Payable for reports to shareholders	2,255	2,858	3,183	3,741	3,706

Payable for auditing and tax fee	878	4,546	6,617	10,249	12,280

Other accrued expenses	338	406	515	767	741

Total liabilities	46,593	246,654	177,962	779,918	387,189

Net assets	$3,188,091	$17,588,860	$23,748,356	$43,322,922	$44,387,388

REPRESENTED BY

Paid-in-capital (unlimited shares
authorized) (Notes 1 and 4)	$3,246,615	$20,415,887	$30,236,249	$51,752,477	$55,451,403

Distributions in excess of net
investment income (Note 1)	(109,946)	(530,358)	(442,500)	(785,894)	(255,601)

Accumulated net realized
gain (loss) on investments
(Note 1)	332,028	(605,625)	(4,032,022)	(4,669,049)	(8,398,420)

Net unrealized depreciation
of investments	(280,606)	(1,691,044)	(2,013,371)	(2,974,612)	(2,409,994)

Total — Representing net
assets applicable to
capital outstanding	$3,188,091	$17,588,860	$23,748,356	$43,322,922	$44,387,388

(Continued on next page)

36 Retirement Ready® Funds

Statements of assets and liabilities 1/31/15 (Unaudited) cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
COMPUTATION OF	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
NET ASSET VALUE	Ready	Ready	Ready	Ready	Ready
AND OFFERING PRICE	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund

Computation of net asset value, offering price and redemption price Class A
Net Assets	$1,148,359	$9,011,774	$13,541,144	$29,769,686	$25,862,823

Number of shares outstanding	104,283	536,091	726,193	1,464,886	1,249,770

Net asset value and redemption price	$11.01	$16.81	$18.65	$20.32	$20.69

Offering price per class A share
(100/94.25 of Class A net
asset value) *	$11.68	$17.84	$19.79	$21.56	$21.95

Computation of net asset value and offering price Class B
Net Assets	$75,035	$313,165	$287,433	$657,771	$1,153,235

Number of shares outstanding	6,849	18,819	16,805	34,830	60,341

Net asset value and offering price ***	$10.96	$16.64	$17.10	$18.89	$19.11

Computation of net asset value and offering price Class C
Net Assets	$438,033	$465,186	$523,674	$686,694	$919,035

Number of shares outstanding	40,421	28,200	30,548	36,830	48,168

Net asset value and offering price ***	$10.84	$16.50	$17.14	$18.65 †	$19.08

Computation of net asset value, offering price and redemption price Class M
Net Assets	$33,157	$69,082	$146,596	$98,263	$427,557

Number of shares outstanding	3,009	4,064	8,079	5,123	21,396

Net asset value and redemption price	$11.02	$17.00	$18.15	$19.18	$19.98

Offering price per class M share
(100/96.50 of Class M net
asset value) *	$11.42	$17.62	$18.81	$19.88	$20.70

Computation of net asset value, offering price and redemption price Class R
Net Assets	$185,005	$2,968,024	$3,134,791	$4,245,863	$4,433,965

Number of shares outstanding	16,861	179,219	164,323	203,558	222,983

Net asset value, offering price
and redemption value	$10.97	$16.56	$19.08	$20.86	$19.88

Computation of net asset value, offering price and redemption price Class Y
Net Assets	$1,308,502	$4,761,629	$6,114,718	$7,864,645	$11,590,773

Number of shares outstanding	118,375	282,291	275,839	331,975	483,263

Net asset value, offering price
and redemption value	$11.05	$16.87	$22.17	$23.69	$23.98

Cost of investments (Note 1)	$3,471,490	$19,286,831	$25,770,535	$46,313,505	$46,814,629

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

† Net asset value may not recalculate due to rounding of fractional shares.

Retirement Ready® Funds 37

Statements of assets and liabilities 1/31/15 (Unaudited) cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
	Ready	Ready	Ready	Ready	Income Fund
ASSETS	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Lifestyle 1

Investments in affiliated
underlying Putnam Funds,
at value (Notes 1 and 5)	$64,984,988	$54,232,022	$62,742,217	$35,564,739	$21,909,122

Receivable for income
distributions from underlying
Putnam Fund shares	31	40	56	35	10

Receivable for shares of
the fund sold	205,894	34,251	240,147	110,682	14,419

Receivable for investments sold	302,348	52,812	292,571	20,552	1,948

Receivable from Manager (Note 2)	21,688	20,789	20,086	14,147	10,804

Total assets	65,514,949	54,339,914	63,295,077	35,710,155	21,936,303

LIABILITIES

Payable for shares of the
fund repurchased	57,043	19,283	124,834	16,127	499

Payable for investments
purchased	473,505	69,774	423,521	123,977	17,431

Payable for distribution fees
(Note 2)	13,891	11,887	14,952	7,947	5,332

Payable for reports to shareholders	4,095	4,289	4,033	3,261	3,776

Payable for auditing and tax fee	16,697	15,514	15,174	10,323	6,454

Other accrued expenses	896	964	879	511	420

Total liabilities	566,127	121,711	583,393	162,146	33,912

Net assets	$64,948,822	$54,218,203	$62,711,684	$35,548,009	$21,902,391

REPRESENTED BY

Paid-in-capital (unlimited shares
authorized) (Notes 1 and 4)	$79,768,751	$73,795,532	$87,352,698	$58,682,343	$28,281,418

Undistributed net investment
income (Distributions in excess
of net investment income) (Note 1)	36,858	554,475	621,886	514,518	(132,093)

Accumulated net realized loss
on investments (Note 1)	(12,310,725)	(20,017,826)	(24,104,411)	(22,774,259)	(5,966,862)

Net unrealized depreciation
of investments	(2,546,062)	(113,978)	(1,158,489)	(874,593)	(280,072)

Total — Representing net
assets applicable to
capital outstanding	$64,948,822	$54,218,203	$62,711,684	$35,548,009	$21,902,391

(Continued on next page)

38 Retirement Ready® Funds

Statements of assets and liabilities 1/31/15 (Unaudited) cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
COMPUTATION OF	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
NET ASSET VALUE	Ready	Ready	Ready	Ready	Income Fund
AND OFFERING PRICE	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Lifestyle 1

Computation of net asset value, offering price and redemption price Class A
Net Assets	$42,069,230	$33,582,070	$48,681,538	$24,743,755	$18,256,766

Number of shares outstanding	2,034,496	1,586,288	2,583,872	1,354,683	1,039,061

Net asset value and
redemption price	$20.68	$21.17	$18.84	$18.27	$17.57

Offering price per class A share
(100/94.25 of Class A net
asset value) *	$21.94	$22.46	$19.99	$19.38	N/A

Offering price per class A share
(100/96.00 of Class A net
asset value) **	N/A	N/A	N/A	N/A	$18.30

Computation of net asset value and offering price Class B
Net Assets	$1,204,744	$1,097,817	$1,283,562	$829,906	$338,443

Number of shares outstanding	61,066	55,337	70,566	46,840	19,495

Net asset value and offering price ***	$19.73	$19.84	$18.19	$17.72	$17.36

Computation of net asset value and offering price Class C
Net Assets	$1,251,583	$1,365,106	$1,909,084	$667,635	$807,705

Number of shares outstanding	63,522	68,864	104,877	37,645	46,409

Net asset value and offering price ***	$19.70	$19.82	$18.20	$17.74	$17.40

Computation of net asset value, offering price and redemption price Class M
Net Assets	$217,484	$213,526	$169,872	$152,694	$361,419

Number of shares outstanding	10,808	10,611	9,166	8,451	20,520

Net asset value and
redemption price	$20.12	$20.12	$18.53	$18.07	$17.61

Offering price per class M share
(100/96.50 of Class M net
asset value) *	$20.85	$20.85	$19.20	$18.73	N/A

Offering price per class M share
(100/96.75 of Class M net
asset value) *	N/A	N/A	N/A	N/A	$18.20

Computation of net asset value, offering price and redemption price Class R
Net Assets	$7,755,412	$6,331,215	$5,689,412	$3,246,118	$894,195

Number of shares outstanding	395,763	319,876	313,659	183,976	50,919

Net asset value, offering price
and redemption value	$19.60	$19.79	$18.14	$17.64	$17.56

Computation of net asset value, offering price and redemption price Class Y
Net Assets	$12,450,369	$11,628,469	$4,978,216	$5,907,901	$1,243,863

Number of shares outstanding	529,363	547,292	236,975	322,820	70,566

Net asset value, offering
price and redemption value	$23.52	$21.25	$21.01	$18.30	$17.63

Cost of investments (Note 1)	$67,531,050	$54,346,000	$63,900,706	$36,439,332	$22,189,194

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Retirement Ready® Funds 39

Statements of operations Six months ended 1/31/15 (Unaudited)

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
	Ready	Ready	Ready	Ready	Ready
INVESTMENT INCOME	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund

Income distributions from
underlying Putnam Fund shares
(Note 5)	$50,586	$272,788	$400,063	$726,933	$777,285

EXPENSES

Distribution fees (Note 2)	4,337	18,978	26,132	42,249	48,489

Blue sky fees	33,760	33,586	33,835	33,584	33,901

Auditing and tax fees	878	4,546	6,617	10,249	12,280

Reports to shareholders	2,931	3,228	3,150	3,361	3,367

Other	241	345	429	523	544

Fees waived and reimbursed by
Manager (Note 2)	(37,810)	(41,705)	(44,031)	(47,717)	(50,092)

Total expenses	4,337	18,978	26,132	42,249	48,489

Net investment income	46,249	253,810	373,931	684,684	728,796

Net realized gain (loss) on sale of
underlying Putnam Fund shares
(Notes 1 and 3)	(54,416)	267,651	329,046	208,130	1,136,946

Capital gain distribution from
underlying Putnam Fund shares
(Note 5)	423,297	2,113,486	2,740,535	4,239,353	3,883,887

Net unrealized depreciation of
underlying Putnam Fund shares
during the period	(306,551)	(2,101,056)	(2,656,595)	(4,028,336)	(4,288,169)

Net gain on investments	62,330	280,081	412,986	419,147	732,664

Net increase in net assets
resulting from operations	$108,579	$533,891	$786,917	$1,103,831	$1,461,460

40 Retirement Ready® Funds

Statements of operations Six months ended 1/31/15 (Unaudited) cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
	Ready	Ready	Ready	Ready	Income Fund
INVESTMENT INCOME	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Lifestyle 1

Income distributions from
underlying Putnam Fund shares
(Note 5)	$886,091	$637,590	$717,734	$567,889	$338,488

EXPENSES

Distribution fees (Note 2)	70,735	65,550	73,573	44,120	30,279

Blue sky fees	33,812	33,806	34,090	33,863	34,143

Auditing and tax fees	16,697	15,514	15,174	10,323	6,454

Reports to shareholders	3,390	3,494	3,347	3,020	5,280

Other	615	678	602	398	363

Fees waived and reimbursed by
Manager (Note 2)	(54,514)	(53,492)	(53,213)	(47,604)	(46,240)

Total expenses	70,735	65,550	73,573	44,120	30,279

Net investment income	815,356	572,040	644,161	523,769	308,209

Net realized gain on sale of
underlying Putnam Fund shares
(Notes 1 and 3)	2,327,489	1,309,745	1,484,159	491,495	111,057

Capital gain distribution from
underlying Putnam Fund shares
(Note 5)	3,904,792	2,196,753	2,072,395	1,288,886	714,048

Net unrealized depreciation of
underlying Putnam Fund shares
during the period	(5,018,181)	(2,189,273)	(2,540,331)	(1,418,491)	(595,800)

Net gain on investments	1,214,100	1,317,225	1,016,223	361,890	229,305

Net increase in net assets
resulting from operations	$2,029,456	$1,889,265	$1,660,384	$885,659	$537,514

The accompanying notes are an integral part of these financial statements.

Retirement Ready® Funds 41

Statements of changes in net assets

Putnam RetirementReady 2055 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/15*	Year ended 7/31/14

Operations:
Net investment income	$46,249	$13,206

Net realized gain on underlying Putnam Fund shares	368,881	241,277

Net unrealized depreciation on underlying
Putnam Fund shares	(306,551)	(23,429)

Net increase in net assets resulting from operations	108,579	231,054

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(54,542)	(17,784)

Class B	(3,322)	(835)

Class C	(20,186)	(2,820)

Class M	(1,489)	(768)

Class R	(8,928)	(2,204)

Class Y	(64,490)	(26,387)

Net realized short-term gain on investments

Class A	(52,837)	(32,950)

Class B	(3,665)	(1,937)

Class C	(21,877)	(6,063)

Class M	(1,640)	(1,646)

Class R	(8,900)	(4,209)

Class Y	(60,490)	(45,477)

From net realized long-term gain on investments
Class A	(20,539)	(18,691)

Class B	(1,425)	(1,099)

Class C	(8,504)	(3,440)

Class M	(637)	(934)

Class R	(3,459)	(2,388)

Class Y	(23,513)	(25,797)

Increase from capital share transactions (Note 4)	1,101,060	1,030,136

Total increase in net assets	849,196	1,065,761

NET ASSETS

Beginning of period	2,338,895	1,273,134

End of period	$3,188,091	$2,338,895

Distributions in excess of net investment income,
respectively,end of period	$(109,946)	$(3,238)

* Unaudited

42 Retirement Ready® Funds

Statements of changes in net assets cont.

Putnam RetirementReady 2050 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/15*	Year ended 7/31/14

Operations:
Net investment income	$253,810	$88,955

Net realized gain on underlying Putnam Fund shares	2,381,137	1,715,583

Net unrealized depreciation on underlying
Putnam Fund shares	(2,101,056)	(251,893)

Net increase in net assets resulting from operations	533,891	1,552,645

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(404,643)	(115,160)

Class B	(13,255)	(5,022)

Class C	(20,186)	(6,669)

Class M	(2,959)	(725)

Class R	(138,918)	(51,405)

Class Y	(234,206)	(116,083)

Increase from capital share transactions (Note 4)	5,698,027	255,119

Total increase in net assets	5,417,751	1,512,700

NET ASSETS

Beginning of period	12,171,109	10,658,409

End of period	$17,588,860	$12,171,109

Distributions in excess of net investment income
and undistributed net investment income, respectively,
end of period	$(530,358)	$29,999

* Unaudited

Retirement Ready® Funds 43

Statements of changes in net assets cont.

Putnam RetirementReady 2045 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/15*	Year ended 7/31/14

Operations:
Net investment income	$373,931	$151,043

Net realized gain on underlying Putnam Fund shares	3,069,581	2,422,237

Net unrealized depreciation on underlying Putnam Fund shares	(2,656,595)	(434,693)

Net increase in net assets resulting from operations	786,917	2,138,587

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(643,052)	(108,891)

Class B	(13,122)	(2,407)

Class C	(23,808)	(2,720)

Class M	(6,319)	(225)

Class R	(143,623)	(30,451)

Class Y	(259,055)	(74,839)

Increase from capital share transactions (Note 4)	5,547,838	1,778,451

Total increase in net assets	5,245,776	3,697,505

NET ASSETS

Beginning of period	18,502,580	14,805,075

End of period	$23,748,356	$18,502,580

Distributions in excess of net investment income
and undistributed net investment income, respectively,
end of period	$(442,500)	$272,548

* Unaudited

44 Retirement Ready® Funds

Statements of changes in net assets cont.

Putnam RetirementReady 2040 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/15*	Year ended 7/31/14

Operations:
Net investment income	$684,684	$243,958

Net realized gain on underlying Putnam Fund shares	4,447,483	3,107,571

Net unrealized depreciation on underlying Putnam Fund shares	(4,028,336)	(492,824)

Net increase in net assets resulting from operations	1,103,831	2,858,705

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(1,188,654)	(162,907)

Class B	(26,522)	(6,448)

Class C	(29,371)	(5,015)

Class M	(4,329)	(680)

Class R	(179,576)	(41,182)

Class Y	(321,885)	(96,178)

Increase from capital share transactions (Note 4)	18,998,478	1,512,310

Total increase in net assets	18,351,972	4,058,605

NET ASSETS

Beginning of period	24,970,950	20,912,345

End of period	$43,322,922	$24,970,950

Distributions in excess of net investment income
and undistributed net investment income, respectively,
end of period	$(785,894)	$279,759

* Unaudited

Retirement Ready® Funds 45

Statements of changes in net assets cont.

Putnam RetirementReady 2035 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/15*	Year ended 7/31/14

Operations:
Net investment income	$728,796	$421,194

Net realized gain on underlying Putnam Fund shares	5,020,833	3,472,636

Net unrealized depreciation on underlying Putnam Fund shares	(4,288,169)	(122,717)

Net increase in net assets resulting from operations	1,461,460	3,771,113

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(843,997)	(125,654)

Class B	(36,926)	(3,132)

Class C	(30,960)	(1,561)

Class M	(9,658)	(1,541)

Class R	(162,609)	(27,133)

Class Y	(375,537)	(104,339)

Increase from capital share transactions (Note 4)	9,038,012	1,729,400

Total increase in net assets	9,039,785	5,237,153

NET ASSETS

Beginning of period	35,347,603	30,110,450

End of period	$44,387,388	$35,347,603

Distributions in excess of net investment income
and undistributed net investment income, respectively,
end of period	$(255,601)	$475,290

* Unaudited

46 Retirement Ready® Funds

Statements of changes in net assets cont.

Putnam RetirementReady 2030 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/15*	Year ended 7/31/14

Operations:
Net investment income	$815,356	$573,017

Net realized gain on underlying Putnam Fund shares	6,232,281	4,009,263

Net unrealized depreciation on underlying Putnam Fund shares	(5,018,181)	(207,775)

Net increase in net assets resulting from operations	2,029,456	4,374,505

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(865,997)	(168,869)

Class B	(19,319)	(1,386)

Class C	(22,003)	(1,748)

Class M	(3,952)	(1,280)

Class R	(160,399)	(43,677)

Class Y	(273,623)	(114,691)

Increase from capital share transactions (Note 4)	19,549,029	1,096,844

Total increase in net assets	20,233,192	5,139,698

NET ASSETS

Beginning of period	44,715,630	39,575,932

End of period	$64,948,822	$44,715,630

Undistributed net investment income, respectively,
end of period	$36,858	$566,795

* Unaudited

Retirement Ready® Funds 47

Statements of changes in net assets cont.

Putnam RetirementReady 2025 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/15*	Year ended 7/31/14

Operations:
Net investment income	$572,040	$654,237

Net realized gain on underlying Putnam Fund shares	3,506,498	3,041,419

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	(2,189,273)	175,469

Net increase in net assets resulting from operations	1,889,265	3,871,125

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(411,276)	(234,395)

Class B	(6,806)	(2,691)

Class C	(8,980)	(4,620)

Class M	(1,811)	(709)

Class R	(66,220)	(41,648)

Class Y	(165,925)	(149,247)

Increase (decrease) from capital share transactions (Note 4)	7,721,116	(744,294)

Total increase in net assets	8,949,363	2,693,521

NET ASSETS

Beginning of period	45,268,840	42,575,319

End of period	$54,218,203	$45,268,840

Undistributed net investment income, respectively, end of period	$554,475	$643,453

* Unaudited

48 Retirement Ready® Funds

Statements of changes in net assets cont.

Putnam RetirementReady 2020 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/15*	Year ended 7/31/14

Operations:
Net investment income	$644,161	$605,847

Net realized gain on underlying Putnam Fund shares	3,556,554	1,853,947

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	(2,540,331)	228,754

Net increase in net assets resulting from operations	1,660,384	2,688,548

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(496,869)	(241,128)

Class B	(3,670)	(5,411)

Class C	(9,997)	(5,040)

Class M	(1,061)	(798)

Class R	(50,119)	(46,057)

Class Y	(57,106)	(85,114)

Increase (decrease) from capital share transactions (Note 4)	22,739,071	(44,848)

Total increase in net assets	23,780,633	2,260,152

NET ASSETS

Beginning of period	38,931,051	36,670,899

End of period	$62,711,684	$38,931,051

Undistributed net investment income, respectively, end of period	$621,886	$596,547

* Unaudited

Retirement Ready® Funds 49

Statements of changes in net assets cont.

Putnam RetirementReady 2015 Fund —
TOTAL INCREASE IN NET ASSETS	Six months ended 1/31/15*	Year ended 7/31/14

Operations:
Net investment income	$523,769	$465,577

Net realized gain on underlying Putnam Fund shares	1,780,381	890,449

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	(1,418,491)	41,032

Net increase in net assets resulting from operations	885,659	1,397,058

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(336,754)	(184,066)

Class B	(4,791)	(5,302)

Class C	(3,824)	(2,638)

Class M	(1,171)	(854)

Class R	(32,786)	(27,571)

Class Y	(87,204)	(57,860)

Increase from capital share transactions (Note 4)	6,271,606	2,650,557

Total increase in net assets	6,690,735	3,769,324

NET ASSETS

Beginning of period	28,857,274	25,087,950

End of period	$35,548,009	$28,857,274

Undistributed net investment income, respectively, end of period	$514,518	$457,279

* Unaudited

50 Retirement Ready® Funds

Statements of changes in net assets cont.

Putnam Retirement Income Fund Lifestyle 1 —
TOTAL INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/15*	Year ended 7/31/14

Operations:
Net investment income	$308,209	$475,043

Net realized gain on underlying Putnam Fund shares	825,105	222,439

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	(595,800)	382,386

Net increase in net assets resulting from operations	537,514	1,079,868

Distributions to shareholders (Note 1)
From ordinary income
Net investment income

Class A	(371,008)	(286,492)

Class B	(5,811)	(2,683)

Class C	(15,290)	(10,764)

Class M	(6,870)	(5,716)

Class R	(17,608)	(18,288)

Class Y	(27,558)	(151,578)

Increase (decrease) from capital share transactions (Note 4)	2,693,869	(5,565,043)

Total increase (decrease) in net assets	2,787,238	(4,960,696)

NET ASSETS

Beginning of period	19,115,153	24,075,849

End of period	$21,902,391	$19,115,153

Distributions in excess of net investment income
and undistributed net investment income, respectively,
end of period	$(132,093)	$3,843

* Unaudited

The accompanying notes are an integral part of these financial statements.

Retirement Ready® Funds 51

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2055 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From	From	Total	Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	net realized gain	distribu-	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	on investments	tions	of period	value (%)[b]	(in thousands)	(%)[c,d]	(%)[d]	(%)

Class A
January 31, 2015**	$12.02	.23	.26	.49	(.64)	(.86)	(1.50)	$11.01	3.98*	$1,148	.13*	1.92*	94*
July 31, 2014	11.67	.09	1.56	1.65	(.33)	(.97)	(1.30)	12.02	14.60	568.25		.76	202
July 31, 2013	9.73	.08	2.10	2.18	(.18)	(.06)	(.24)	11.67	22.79	512.25		.79	183
July 31, 2012	10.09	.02	(.02)	—[e]	(.26)	(.10)	(.36)	9.73	.34	312.25		.26	167
July 31, 2011†	10.00	—[e]	.83	.83	(.65)	(.09)	(.74)	10.09	8.53*	179	.17*	(.01)*	101*

Class B
January 31, 2015**	$11.93	.14	.31	.45	(.56)	(.86)	(1.42)	$10.96	3.70*	$75	.50*	1.16*	94*
July 31, 2014	11.62	(.03)	1.58	1.55	(.27)	(.97)	(1.24)	11.93	13.67	55	1.00	(.23)	202
July 31, 2013	9.72	.01	2.09	2.10	(.14)	(.06)	(.20)	11.62	21.85	28	1.00	.12	183
July 31, 2012	10.05	(.05)	(.02)	(.07)	(.16)	(.10)	(.26)	9.72	(.44)	12	1.00	(.56)	167
July 31, 2011†	10.00	.12	.67	.79	(.65)	(.09)	(.74)	10.05	8.03*	17	.67*	1.13*	101*

Class C
January 31, 2015**	$11.83	.14	.30	.44	(.57)	(.86)	(1.43)	$10.84	3.64*	$438	.50*	1.16*	94*
July 31, 2014	11.54	(.04)	1.59	1.55	(.29)	(.97)	(1.26)	11.83	13.78	391	1.00	(.35)	202
July 31, 2013	9.65	—[e]	2.07	2.07	(.12)	(.06)	(.18)	11.54	21.72	74	1.00	(.01)	183
July 31, 2012	10.05	(.06)	—[e]	(.06)	(.24)	(.10)	(.34)	9.65	(.36)	36	1.00	(.58)	167
July 31, 2011†	10.00	.16	.63	.79	(.65)	(.09)	(.74)	10.05	8.03*	15	.67*	1.58*	101*

Class M
January 31, 2015**	$11.98	.15	.31	.46	(.56)	(.86)	(1.42)	$11.02	3.78*	$33	.38*	1.28*	94*
July 31, 2014	11.65	.02	1.57	1.59	(.29)	(.97)	(1.26)	11.98	14.02	30.75		.18	202
July 31, 2013	9.72	—[e]	2.12	2.12	(.13)	(.06)	(.19)	11.65	22.08	29.75		.01	183
July 31, 2012	10.06	(.03)	(.01)	(.04)	(.20)	(.10)	(.30)	9.72	(.10)	11.75		(.30)	167
July 31, 2011†	10.00	.21	.59	.80	(.65)	(.09)	(.74)	10.06	8.16*	12	.50*	2.02*	101*

Class R
January 31, 2015**	$11.98	.20	.27	.47	(.62)	(.86)	(1.48)	$10.97	3.85*	$185	.25*	1.62*	94*
July 31, 2014	11.65	.03	1.59	1.62	(.32)	(.97)	(1.29)	11.98	14.35	282.50		.21	202
July 31, 2013	9.72	.05	2.10	2.15	(.16)	(.06)	(.22)	11.65	22.39	52.50		.42	183
July 31, 2012	10.08	—[e]	(.02)	(.02)	(.24)	(.10)	(.34)	9.72	.10	15.50		(.04)	167
July 31, 2011†	10.00	.23	.59	.82	(.65)	(.09)	(.74)	10.08	8.40*	11	.33*	2.23*	101*

Class Y
January 31, 2015**	$12.06	.20	.31	.51	(.66)	(.86)	(1.52)	$11.05	4.14*	$1,309	—*	1.69*	94*
July 31, 2014	11.70	.13	1.56	1.69	(.36)	(.97)	(1.33)	12.06	14.88	1,013	—	1.13	202
July 31, 2013	9.76	.11	2.09	2.20	(.20)	(.06)	(.26)	11.70	22.98	578	—	1.05	183
July 31, 2012	10.11	.03	—[e]	.03	(.28)	(.10)	(.38)	9.76	.62	201	—	.27	167
July 31, 2011†	10.00	.18	.68	.86	(.66)	(.09)	(.75)	10.11	8.76*	28	—	1.73*	101*

See page 72 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

52 RetirementReady® Funds	RetirementReady® Funds 53

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2050 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From			Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Redemption	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	distributions	fees	of period	value (%)[b]	(in thousands)	(%)[c,d]	(%)[d]	(%)

Class A
January 31, 2015**	$16.99	.34	.34	.68	(.86)	(.86)	—	$16.81	3.99*	$9,012	.13*	1.98*	71*
July 31, 2014	15.22	.12	2.06	2.18	(.41)	(.41)	—	16.99	14.45	4,423.25		.76	100
July 31, 2013	12.58	.12	2.69	2.81	(.17)	(.17)	—	15.22	22.52	4,133.25		.87	104
July 31, 2012	12.86	.02	.15	.17	(.45)	(.45)	—	12.58	1.60	3,590.25		.19	61
July 31, 2011	11.88	.36	1.56	1.92	(.94)	(.94)	—	12.86	16.33	4,196.25		2.84	72
July 31, 2010	12.19	.66	.90	1.56	(1.87)	(1.87)	—[e]	11.88	12.76	4,886.25		5.36	86

Class B
January 31, 2015**	$16.76	.20	.41	.61	(.73)	(.73)	—	$16.64	3.61*	$313	.50*	1.19*	71*
July 31, 2014	15.05	—[e]	2.03	2.03	(.32)	(.32)	—	16.76	13.57	284	1.00	(.01)	100
July 31, 2013	12.45	.01	2.66	2.67	(.07)	(.07)	—	15.05	21.54	197	1.00	.06	104
July 31, 2012	12.76	(.06)	.13	.07	(.38)	(.38)	—	12.45	.82	144	1.00	(.54)	61
July 31, 2011	11.77	.20	1.61	1.81	(.82)	(.82)	—	12.76	15.52	119	1.00	1.56	72
July 31, 2010	12.09	.67	.79	1.46	(1.78)	(1.78)	—[e]	11.77	11.98	105	1.00	5.45	86

Class C
January 31, 2015**	$16.64	.21	.40	.61	(.75)	(.75)	—	$16.50	3.62*	$465	.50*	1.27*	71*
July 31, 2014	14.96	.01	2.01	2.02	(.34)	(.34)	—	16.64	13.58	409	1.00	.04	100
July 31, 2013	12.39	—[e]	2.66	2.66	(.09)	(.09)	—	14.96	21.60	210	1.00	(.02)	104
July 31, 2012	12.68	(.07)	.15	.08	(.37)	(.37)	—	12.39	.84	115	1.00	(.57)	61
July 31, 2011	11.74	.20	1.60	1.80	(.86)	(.86)	—	12.68	15.46	87	1.00	1.61	72
July 31, 2010	12.08	.54	.92	1.46	(1.80)	(1.80)	—[e]	11.74	11.99	65	1.00	4.44	86

Class M
January 31, 2015**	$17.14	.25	.40	.65	(.79)	(.79)	—	$17.00	3.77*	$69	.38*	1.43*	71*
July 31, 2014	15.37	.03	2.09	2.12	(.35)	(.35)	—	17.14	13.85	52.75		.15	100
July 31, 2013	12.71	.04	2.72	2.76	(.10)	(.10)	—	15.37	21.83	31.75		.26	104
July 31, 2012	12.74	(.06)	.19	.13	(.16)	(.16)	—	12.71	1.13	18.75		(.48)	61
July 31, 2011	11.79	.24	1.60	1.84	(.89)	(.89)	—	12.74	15.76	90.75		1.85	72
July 31, 2010	12.12	.60	.89	1.49	(1.82)	(1.82)	—[e]	11.79	12.24	57.75		4.92	86

Class R
January 31, 2015**	$16.72	.25	.41	.66	(.82)	(.82)	—	$16.56	3.89*	$2,968	.25*	1.49*	71*
July 31, 2014	15.00	.07	2.03	2.10	(.38)	(.38)	—	16.72	14.13	2,553.50		.43	100
July 31, 2013	12.41	.07	2.66	2.73	(.14)	(.14)	—	15.00	22.19	2,123.50		.53	104
July 31, 2012	12.72	(.01)	.14	.13	(.44)	(.44)	—	12.41	1.28	1,008.50		(.06)	61
July 31, 2011	11.77	.26	1.60	1.86	(.91)	(.91)	—	12.72	16.04	669.50		2.08	72
July 31, 2010	12.10	.62	.91	1.53	(1.86)	(1.86)	—[e]	11.77	12.56	406.50		5.09	86

Class Y
January 31, 2015**	$17.05	.29	.42	.71	(.89)	(.89)	—	$16.87	4.14*	$4,762	—*	1.68*	71*
July 31, 2014	15.27	.18	2.05	2.23	(.45)	(.45)	—	17.05	14.73	4,450	—	1.08	100
July 31, 2013	12.62	.14	2.71	2.85	(.20)	(.20)	—	15.27	22.81	3,966	—	.97	104
July 31, 2012	12.91	.05	.15	.20	(.49)	(.49)	—	12.62	1.83	2,403	—	.41	61
July 31, 2011	11.92	.32	1.64	1.96	(.97)	(.97)	—	12.91	16.64	2,713	—	2.48	72
July 31, 2010	12.22	.76	.84	1.60	(1.90)	(1.90)	—[e]	11.92	13.10	1,932	—	6.11	86

See page 72 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

54 RetirementReady® Funds	RetirementReady® Funds 55

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2045 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From			Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Redemption	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	distributions	fees	of period	value (%)[b]	(in thousands)	(%)[c,d]	(%)[d]	(%)

Class A
January 31, 2015**	$18.86	.35	.40	.75	(.96)	(.96)	—	$18.65	3.96*	$13,541	.13*	1.82*	45*
July 31, 2014	16.77	.15	2.19	2.34	(.25)	(.25)	—	18.86	14.01	9,373.25		.84	92
July 31, 2013	14.14	.14	2.87	3.01	(.38)	(.38)	—	16.77	21.70	7,036.25		.90	86
July 31, 2012	14.37	.04	.16	.20	(.43)	(.43)	—	14.14	1.62	6,053.25		.29	47
July 31, 2011	13.24	.40	1.71	2.11	(.98)	(.98)	—	14.37	16.14	8,782.25		2.77	48
July 31, 2010	13.23	.70	1.02	1.72	(1.71)	(1.71)	—[e]	13.24	13.01	8,985.25		5.16	76

Class B
January 31, 2015**	$17.31	.23	.39	.62	(.83)	(.83)	—	$17.10	3.53*	$287	.50*	1.30*	45*
July 31, 2014	15.43	.03	2.00	2.03	(.15)	(.15)	—	17.31	13.17	274	1.00	.19	92
July 31, 2013	13.06	.04	2.63	2.67	(.30)	(.30)	—	15.43	20.81	230	1.00	.29	86
July 31, 2012	13.32	(.07)	.15	.08	(.34)	(.34)	—	13.06	.84	215	1.00	(.55)	47
July 31, 2011	12.34	.23	1.63	1.86	(.88)	(.88)	—	13.32	15.27	160	1.00	1.76	48
July 31, 2010	12.45	.62	.90	1.52	(1.63)	(1.63)	—[e]	12.34	12.11	119	1.00	4.86	76

Class C
January 31, 2015**	$17.38	.27	.36	.63	(.87)	(.87)	—	$17.14	3.56*	$524	.50*	1.50*	45*
July 31, 2014	15.51	.01	2.02	2.03	(.16)	(.16)	—	17.38	13.12	401	1.00	.07	92
July 31, 2013	13.16	—[e]	2.69	2.69	(.34)	(.34)	—	15.51	20.85	248	1.00	.02	86
July 31, 2012	13.42	(.07)	.16	.09	(.35)	(.35)	—	13.16	.84	62	1.00	(.53)	47
July 31, 2011	12.46	.24	1.64	1.88	(.92)	(.92)	—	13.42	15.24	41	1.00	1.81	48
July 31, 2010	12.56	.54	1.00	1.54	(1.64)	(1.64)	—[e]	12.46	12.18	22	1.00	4.21	76

Class M
January 31, 2015**	$18.36	.26	.43	.69	(.90)	(.90)	—	$18.15	3.70*	$147	.38*	1.42*	45*
July 31, 2014	16.34	(.04)	2.23	2.19	(.17)	(.17)	—	18.36	13.43	128.75		(.23)	92
July 31, 2013	13.81	.06	2.81	2.87	(.34)	(.34)	—	16.34	21.10	21.75		.38	86
July 31, 2012	14.08	(.03)	.16	.13	(.40)	(.40)	—	13.81	1.14	13.75		(.19)	47
July 31, 2011	13.01	.28	1.72	2.00	(.93)	(.93)	—	14.08	15.52	9.75		2.01	48
July 31, 2010	13.03	.63	1.00	1.63	(1.65)	(1.65)	—[e]	13.01	12.45	6.75		4.71	76

Class R
January 31, 2015**	$19.25	.31	.43	.74	(.91)	(.91)	—	$19.08	3.82*	$3,135	.25*	1.59*	45*
July 31, 2014	17.13	.12	2.22	2.34	(.22)	(.22)	—	19.25	13.72	2,784.50		.65	92
July 31, 2013	14.44	.09	2.95	3.04	(.35)	(.35)	—	17.13	21.40	2,331.50		.54	86
July 31, 2012	14.68	.01	.16	.17	(.41)	(.41)	—	14.44	1.36	1,085.50		.04	47
July 31, 2011	13.52	.35	1.77	2.12	(.96)	(.96)	—	14.68	15.88	1,012.50		2.36	48
July 31, 2010	13.49	.61	1.10	1.71	(1.68)	(1.68)	—[e]	13.52	12.67	644.50		4.42	76

Class Y
January 31, 2015**	$22.25	.41	.51	.92	(1.00)	(1.00)	—	$22.17	4.11*	$6,115	—*	1.82*	45*
July 31, 2014	19.74	.27	2.53	2.80	(.29)	(.29)	—	22.25	14.25	5,544	—	1.25	92
July 31, 2013	16.57	.19	3.40	3.59	(.42)	(.42)	—	19.74	22.04	4,939	—	1.04	86
July 31, 2012	16.77	.07	.20	.27	(.47)	(.47)	—	16.57	1.86	3,247	—	.44	47
July 31, 2011	15.30	.47	2.02	2.49	(1.02)	(1.02)	—	16.77	16.45	6,041	—	2.82	48
July 31, 2010	15.05	.92	1.08	2.00	(1.75)	(1.75)	—[e]	15.30	13.28	4,689	—	5.88	76

See page 72 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

56 RetirementReady® Funds	RetirementReady® Funds 57

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2040 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From			Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Redemption	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	distributions	fees	of period	value (%)[b]	(in thousands)	(%)[c,d]	(%)[d]	(%)

Class A
January 31, 2015**	$20.51	.48	.32	.80	(.99)	(.99)	—	$20.32	3.85*	$29,770	.13*	2.29*	94*
July 31, 2014	18.34	.21	2.24	2.45	(.28)	(.28)	—	20.51	13.42	12,384.25		1.04	90
July 31, 2013	15.48	.16	3.01	3.17	(.31)	(.31)	—	18.34	20.74	10,268.25		.94	84
July 31, 2012	15.59	.06	.17	.23	(.34)	(.34)	—	15.48	1.65	8,185.25		.39	43
July 31, 2011	14.23	.46	1.78	2.24	(.88)	(.88)	—	15.59	15.90	11,819.25		2.98	45
July 31, 2010	13.92	.70	1.14	1.84	(1.53)	(1.53)	—[e]	14.23	13.23	11,637.25		4.84	75

Class B
January 31, 2015**	$19.01	.25	.43	.68	(.80)	(.80)	—	$18.89	3.53*	$658	.50*	1.28*	94*
July 31, 2014	17.04	.07	2.06	2.13	(.16)	(.16)	—	19.01	12.52	698	1.00	.40	90
July 31, 2013	14.42	.03	2.81	2.84	(.22)	(.22)	—	17.04	19.87	694	1.00	.16	84
July 31, 2012	14.56	(.05)	.16	.11	(.25)	(.25)	—	14.42	.92	456	1.00	(.34)	43
July 31, 2011	13.38	.32	1.67	1.99	(.81)	(.81)	—	14.56	15.00	434	1.00	2.21	45
July 31, 2010	13.17	.52	1.12	1.64	(1.43)	(1.43)	—[e]	13.38	12.39	258	1.00	3.83	75

Class C
January 31, 2015**	$18.83	.28	.39	.67	(.85)	(.85)	—	$18.65	3.53*	$687	.50*	1.44*	94*
July 31, 2014	16.92	.04	2.08	2.12	(.21)	(.21)	—	18.83	12.55	632	1.00	.23	90
July 31, 2013	14.33	.02	2.79	2.81	(.22)	(.22)	—	16.92	19.80	279	1.00	.15	84
July 31, 2012	14.49	(.04)	.16	.12	(.28)	(.28)	—	14.33	.96	163	1.00	(.32)	43
July 31, 2011	13.32	.27	1.70	1.97	(.80)	(.80)	—	14.49	14.96	137	1.00	1.88	45
July 31, 2010	13.16	.47	1.16	1.63	(1.47)	(1.47)	—[e]	13.32	12.37	90	1.00	3.44	75

Class M
January 31, 2015**	$19.37	.33	.38	.71	(.90)	(.90)	—	$19.18	3.62*	$98	.38*	1.69*	94*
July 31, 2014	17.36	.09	2.13	2.22	(.21)	(.21)	—	19.37	12.84	78.75		.50	90
July 31, 2013	14.71	.07	2.85	2.92	(.27)	(.27)	—	17.36	20.11	50.75		.45	84
July 31, 2012	14.77	(.05)	.20	.15	(.21)	(.21)	—	14.71	1.15	26.75		(.33)	43
July 31, 2011	13.53	.31	1.75	2.06	(.82)	(.82)	—	14.77	15.34	31.75		2.11	45
July 31, 2010	13.32	.50	1.19	1.69	(1.48)	(1.48)	—[e]	13.53	12.65	18.75		3.58	75

Class R
January 31, 2015**	$20.98	.36	.44	.80	(.92)	(.92)	—	$20.86	3.77*	$4,246	.25*	1.70*	94*
July 31, 2014	18.76	.16	2.30	2.46	(.24)	(.24)	—	20.98	13.13	3,894.50		.79	90
July 31, 2013	15.84	.11	3.08	3.19	(.27)	(.27)	—	18.76	20.39	3,362.50		.66	84
July 31, 2012	15.95	.02	.19	.21	(.32)	(.32)	—	15.84	1.46	2,302.50		.14	43
July 31, 2011	14.57	.42	1.82	2.24	(.86)	(.86)	—	15.95	15.55	2,057.50		2.63	45
July 31, 2010	14.23	.57	1.28	1.85	(1.51)	(1.51)	—[e]	14.57	12.97	1,278.50		3.86	75

Class Y
January 31, 2015**	$23.75	.47	.49	.96	(1.02)	(1.02)	—	$23.69	4.00*	$7,865	—*	1.94*	94*
July 31, 2014	21.18	.32	2.58	2.90	(.33)	(.33)	—	23.75	13.74	7,284	—	1.40	90
July 31, 2013	17.83	.20	3.49	3.69	(.34)	(.34)	—	21.18	20.99	6,259	—	1.00	84
July 31, 2012	17.91	.09	.22	.31	(.39)	(.39)	—	17.83	1.92	3,945	—	.52	43
July 31, 2011	16.23	.53	2.07	2.60	(.92)	(.92)	—	17.91	16.17	10,316	—	2.99	45
July 31, 2010	15.68	.86	1.26	2.12	(1.57)	(1.57)	—[e]	16.23	13.52	8,053	—	5.22	75

See page 72 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

58 RetirementReady® Funds	RetirementReady® Funds 59

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2035 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From			Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Redemption	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	distributions	fees	of period	value (%)[b]	(in thousands)	(%)[c,d]	(%)[d]	(%)

Class A
January 31, 2015**	$20.66	.40	.40	.80	(.77)	(.77)	—	$20.69	3.85*	$25,863	.13*	1.91*	35*
July 31, 2014	18.55	.24	2.03	2.27	(.16)	(.16)	—	20.66	12.25	17,699.25		1.21	79
July 31, 2013	15.83	.17	2.76	2.93	(.21)	(.21)	—	18.55	18.66	13,868.25		1.00	86
July 31, 2012	16.01	.09	.15	.24	(.42)	(.42)	—	15.83	1.73	13,194.25		.62	42
July 31, 2011	14.50	.52	1.67	2.19	(.68)	(.68)	—	16.01	15.23	18,629.25		3.32	45
July 31, 2010	13.62	.62	1.23	1.85	(.97)	(.97)	—[e]	14.50	13.57	18,603.25		4.29	65

Class B
January 31, 2015**	$19.07	.28	.39	.67	(.63)	(.63)	—	$19.11	3.49*	$1,153	.50*	1.43*	35*
July 31, 2014	17.17	.10	1.85	1.95	(.05)	(.05)	—	19.07	11.39	1,061	1.00	.55	79
July 31, 2013	14.68	.02	2.57	2.59	(.10)	(.10)	—	17.17	17.73	864	1.00	.11	86
July 31, 2012	14.89	(.02)	.14	.12	(.33)	(.33)	—	14.68	.97	642	1.00	(.12)	42
July 31, 2011	13.55	.35	1.58	1.93	(.59)	(.59)	—	14.89	14.35	594	1.00	2.40	45
July 31, 2010	12.80	.51	1.13	1.64	(.89)	(.89)	—[e]	13.55	12.77	421	1.00	3.74	65

Class C
January 31, 2015**	$19.08	.32	.35	.67	(.67)	(.67)	—	$19.08	3.50*	$919	.50*	1.63*	35*
July 31, 2014	17.17	.09	1.87	1.96	(.05)	(.05)	—	19.08	11.44	655	1.00	.51	79
July 31, 2013	14.70	.02	2.57	2.59	(.12)	(.12)	—	17.17	17.72	468	1.00	.13	86
July 31, 2012	14.91	(.01)	.13	.12	(.33)	(.33)	—	14.70	.94	264	1.00	(.07)	42
July 31, 2011	13.57	.34	1.60	1.94	(.60)	(.60)	—	14.91	14.37	279	1.00	2.33	45
July 31, 2010	12.83	.42	1.21	1.63	(.89)	(.89)	—[e]	13.57	12.69	232	1.00	3.08	65

Class M
January 31, 2015**	$19.92	.29	.43	.72	(.66)	(.66)	—	$19.98	3.60*	$428	.38*	1.43*	35*
July 31, 2014	17.93	.14	1.96	2.10	(.11)	(.11)	—	19.92	11.70	298.75		.73	79
July 31, 2013	15.32	(.04)	2.79	2.75	(.14)	(.14)	—	17.93	18.08	248.75		(.24)	86
July 31, 2012	15.14	(.06)	.24	.18	—	—	—	15.32	1.19	32.75		(.40)	42
July 31, 2011	13.75	.37	1.63	2.00	(.61)	(.61)	—	15.14	14.62	75.75		2.45	45
July 31, 2010	12.97	.51	1.17	1.68	(.90)	(.90)	—[e]	13.75	12.98	65.75		3.69	65

Class R
January 31, 2015**	$19.85	.34	.41	.75	(.72)	(.72)	—	$19.88	3.74*	$4,434	.25*	1.68*	35*
July 31, 2014	17.84	.19	1.94	2.13	(.12)	(.12)	—	19.85	11.96	4,334.50		1.01	79
July 31, 2013	15.24	.12	2.66	2.78	(.18)	(.18)	—	17.84	18.36	4,039.50		.72	86
July 31, 2012	15.45	.05	.14	.19	(.40)	(.40)	—	15.24	1.46	2,650.50		.37	42
July 31, 2011	14.04	.41	1.67	2.08	(.67)	(.67)	—	15.45	14.91	2,361.50		2.66	45
July 31, 2010	13.22	.45	1.31	1.76	(.94)	(.94)	—[e]	14.04	13.34	1,278.50		3.21	65

Class Y
January 31, 2015**	$23.84	.46	.49	.95	(.81)	(.81)	—	$23.98	3.98*	$11,591	—*	1.90*	35*
July 31, 2014	21.37	.37	2.30	2.67	(.20)	(.20)	—	23.84	12.55	11,300	—	1.64	79
July 31, 2013	18.20	.21	3.21	3.42	(.25)	(.25)	—	21.37	18.95	10,623	—	1.03	86
July 31, 2012	18.35	.14	.18	.32	(.47)	(.47)	—	18.20	1.97	6,059	—	.78	42
July 31, 2011	16.53	.59	1.95	2.54	(.72)	(.72)	—	18.35	15.48	13,740	—	3.24	45
July 31, 2010	15.40	.79	1.34	2.13	(1.00)	(1.00)	—[e]	16.53	13.86	10,601	—	4.78	65

See page 72 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

60 RetirementReady® Funds	RetirementReady® Funds 61

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2030 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From			Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Redemption	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	distributions	fees	of period	value (%)[b]	(in thousands)	(%)[c,d]	(%)[d]	(%)

Class A
January 31, 2015**	$20.35	.34	.48	.82	(.49)	(.49)	—	$20.68	4.01*	$42,069	.13*	1.62*	70*
July 31, 2014	18.52	.26	1.73	1.99	(.16)	(.16)	—	20.35	10.75	23,180.25		1.32	77
July 31, 2013	16.16	.17	2.36	2.53	(.17)	(.17)	—	18.52	15.76	18,538.25		1.01	80
July 31, 2012	16.22	.15	.14	.29	(.35)	(.35)	—	16.16	1.95	17,648.25		1.00	41
July 31, 2011	14.70	.54	1.51	2.05	(.53)	(.53)	—	16.22	14.08	26,432.25		3.39	43
July 31, 2010	13.46	.53	1.31	1.84	(.60)	(.60)	—[e]	14.70	13.73	25,133.25		3.66	73

Class B
January 31, 2015**	$19.35	.20	.50	.70	(.32)	(.32)	—	$19.73	3.61*	$1,205	.50*	1.03*	70*
July 31, 2014	17.62	.11	1.64	1.75	(.02)	(.02)	—	19.35	9.94	1,231	1.00	.58	77
July 31, 2013	15.38	.04	2.25	2.29	(.05)	(.05)	—	17.62	14.92	1,210	1.00	.23	80
July 31, 2012	15.47	.04	.12	.16	(.25)	(.25)	—	15.38	1.18	1,038	1.00	.28	41
July 31, 2011	14.06	.38	1.47	1.85	(.44)	(.44)	—	15.47	13.20	1,015	1.00	2.48	43
July 31, 2010	12.92	.42	1.24	1.66	(.52)	(.52)	—[e]	14.06	12.89	810	1.00	3.00	73

Class C
January 31, 2015**	$19.36	.22	.47	.69	(.35)	(.35)	—	$19.70	3.58*	$1,252	.50*	1.09*	70*
July 31, 2014	17.64	.10	1.66	1.76	(.04)	(.04)	—	19.36	9.98	1,060	1.00	.51	77
July 31, 2013	15.41	.04	2.25	2.29	(.06)	(.06)	—	17.64	14.90	742	1.00	.24	80
July 31, 2012	15.50	.04	.13	.17	(.26)	(.26)	—	15.41	1.20	550	1.00	.29	41
July 31, 2011	14.11	.35	1.50	1.85	(.46)	(.46)	—	15.50	13.20	558	1.00	2.30	43
July 31, 2010	12.97	.29	1.39	1.68	(.54)	(.54)	—[e]	14.11	12.93	376	1.00	2.07	73

Class M
January 31, 2015**	$19.75	.22	.52	.74	(.37)	(.37)	—	$20.12	3.74*	$217	.38*	1.11*	70*
July 31, 2014	18.03	.19	1.65	1.84	(.12)	(.12)	—	19.75	10.24	222.75		.98	77
July 31, 2013	15.74	.08	2.30	2.38	(.09)	(.09)	—	18.03	15.17	101.75		.47	80
July 31, 2012	15.52	— e	.22	.22	—	—	—	15.74	1.42	76.75		.01	41
July 31, 2011	14.09	.43	1.46	1.89	(.46)	(.46)	—	15.52	13.48	591.75		2.80	43
July 31, 2010	12.93	.45	1.25	1.70	(.54)	(.54)	—[e]	14.09	13.19	578.75		3.21	73

Class R
January 31, 2015**	$19.28	.25	.50	.75	(.43)	(.43)	—	$19.60	3.88*	$7,755	.25*	1.29*	70*
July 31, 2014	17.56	.20	1.64	1.84	(.12)	(.12)	—	19.28	10.51	7,296.50		1.07	77
July 31, 2013	15.33	.12	2.24	2.36	(.13)	(.13)	—	17.56	15.51	6,169.50		.75	80
July 31, 2012	15.43	.11	.13	.24	(.34)	(.34)	—	15.33	1.70	4,580.50		.73	41
July 31, 2011	14.05	.46	1.46	1.92	(.54)	(.54)	—	15.43	13.73	3,367.50		3.04	43
July 31, 2010	12.89	.29	1.45	1.74	(.58)	(.58)	—[e]	14.05	13.50	1,875.50		2.09	73

Class Y
January 31, 2015**	$23.09	.37	.58	.95	(.52)	(.52)	—	$23.52	4.13*	$12,450	—*	1.56*	70*
July 31, 2014	20.98	.38	1.93	2.31	(.20)	(.20)	—	23.09	11.05	11,725	—	1.70	77
July 31, 2013	18.28	.22	2.69	2.91	(.21)	(.21)	—	20.98	16.04	12,816	—	1.12	80
July 31, 2012	18.31	.21	.16	.37	(.40)	(.40)	—	18.28	2.21	6,919	—	1.19	41
July 31, 2011	16.53	.62	1.73	2.35	(.57)	(.57)	—	18.31	14.35	14,657	—	3.42	43
July 31, 2010	15.06	.71	1.40	2.11	(.64)	(.64)	—[e]	16.53	14.02	10,996	—	4.32	73

See page 72 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

62 RetirementReady® Funds	RetirementReady® Funds 63

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2025 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From			Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Redemption	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	distributions	fees	of period	value (%)[b]	(in thousands)	(%)[c,d]	(%)[d]	(%)

Class A
January 31, 2015**	$20.62	.25	.57	.82	(.27)	(.27)	—	$21.17	3.97*	$33,582	.13*	1.17*	30*
July 31, 2014	19.06	.29	1.45	1.74	(.18)	(.18)	—	20.62	9.16	27,543.25		1.44	74
July 31, 2013	17.21	.20	1.92	2.12	(.27)	(.27)	—	19.06	12.44	23,727.25		1.12	89
July 31, 2012	17.36	.26	.15	.41	(.56)	(.56)	—	17.21	2.62	24,382.25		1.54	43
July 31, 2011	15.98	.59	1.36	1.95	(.57)	(.57)	—	17.36	12.30	33,235.25		3.46	50
July 31, 2010	14.54	.56	1.41	1.97	(.53)	(.53)	—[e]	15.98	13.61	32,661.25		3.56	79

Class B
January 31, 2015**	$19.28	.15	.54	.69	(.13)	(.13)	—	$19.84	3.56*	$1,098	.50*	.78*	30*
July 31, 2014	17.84	.13	1.36	1.49	(.05)	(.05)	—	19.28	8.35	982	1.00	.71	74
July 31, 2013	16.12	.05	1.82	1.87	(.15)	(.15)	—	17.84	11.66	987	1.00	.32	89
July 31, 2012	16.31	.13	.14	.27	(.46)	(.46)	—	16.12	1.85	869	1.00	.86	43
July 31, 2011	15.05	.42	1.30	1.72	(.46)	(.46)	—	16.31	11.47	930	1.00	2.64	50
July 31, 2010	13.75	.41	1.33	1.74	(.44)	(.44)	—[e]	15.05	12.65	894	1.00	2.77	79

Class C
January 31, 2015**	$19.27	.15	.53	.68	(.13)	(.13)	—	$19.82	3.55*	$1,365	.50*	.75*	30*
July 31, 2014	17.87	.13	1.36	1.49	(.09)	(.09)	—	19.27	8.32	1,244	1.00	.67	74
July 31, 2013	16.14	.05	1.82	1.87	(.14)	(.14)	—	17.87	11.67	807	1.00	.27	89
July 31, 2012	16.35	.13	.14	.27	(.48)	(.48)	—	16.14	1.83	631	1.00	.80	43
July 31, 2011	15.11	.38	1.34	1.72	(.48)	(.48)	—	16.35	11.46	517	1.00	2.37	50
July 31, 2010	13.81	.36	1.39	1.75	(.45)	(.45)	—[e]	15.11	12.70	334	1.00	2.43	79

Class M
January 31, 2015**	$19.57	.18	.54	.72	(.17)	(.17)	—	$20.12	3.69*	$214	.38*	.89*	30*
July 31, 2014	18.09	.17	1.38	1.55	(.07)	(.07)	—	19.57	8.57	188.75		.88	74
July 31, 2013	16.37	.11	1.83	1.94	(.22)	(.22)	—	18.09	11.95	226.75		.64	89
July 31, 2012	16.54	.18	.13	.31	(.48)	(.48)	—	16.37	2.09	137.75		1.12	43
July 31, 2011	15.26	.45	1.33	1.78	(.50)	(.50)	—	16.54	11.76	163.75		2.79	50
July 31, 2010	13.95	.48	1.33	1.81	(.50)	(.50)	—[e]	15.26	12.98	154.75		3.18	79

Class R
January 31, 2015**	$19.28	.20	.53	.73	(.22)	(.22)	—	$19.79	3.79*	$6,331	.25*	1.00*	30*
July 31, 2014	17.85	.22	1.36	1.58	(.15)	(.15)	—	19.28	8.88	5,442.50		1.19	74
July 31, 2013	16.13	.14	1.81	1.95	(.23)	(.23)	—	17.85	12.19	4,692.50		.81	89
July 31, 2012	16.32	.21	.14	.35	(.54)	(.54)	—	16.13	2.41	3,444.50		1.31	43
July 31, 2011	15.09	.49	1.31	1.80	(.57)	(.57)	—	16.32	12.01	3,393.50		3.04	50
July 31, 2010	13.77	.45	1.38	1.83	(.51)	(.51)	—[e]	15.09	13.30	1,766.50		3.01	79

Class Y
January 31, 2015**	$20.72	.27	.57	.84	(.31)	(.31)	—	$21.25	4.08*	$11,628	—*	1.28*	30*
July 31, 2014	19.15	.38	1.42	1.80	(.23)	(.23)	—	20.72	9.44	9,870	—	1.91	74
July 31, 2013	17.28	.23	1.95	2.18	(.31)	(.31)	—	19.15	12.77	12,138	—	1.26	89
July 31, 2012	17.45	.30	.15	.45	(.62)	(.62)	—	17.28	2.85	8,402	—	1.80	43
July 31, 2011	16.05	.60	1.41	2.01	(.61)	(.61)	—	17.45	12.65	13,497	—	3.47	50
July 31, 2010	14.61	.67	1.34	2.01	(.57)	(.57)	—[e]	16.05	13.80	10,764	—	4.24	79

See page 72 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

64 RetirementReady® Funds	RetirementReady® Funds 65

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2020 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From			Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Redemption	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	distributions	fees	of period	value (%)[b]	(in thousands)	(%)[c,d]	(%)[d]	(%)

Class A
January 31, 2015**	$18.40	.26	.40	.66	(.22)	(.22)	—	$18.84	3.57*	$48,682	.13*	1.41*	76*
July 31, 2014	17.31	.29	.98	1.27	(.18)	(.18)	—	18.40	7.37	25,336.25		1.60	75
July 31, 2013	16.19	.19	1.27	1.46	(.34)	(.34)	—	17.31	9.12	22,557.25		1.16	89
July 31, 2012	16.45	.30	.14	.44	(.70)	(.70)	—	16.19	2.97	25,465.25		1.93	39
July 31, 2011	15.44	.54	1.03	1.57	(.56)	(.56)	—	16.45	10.30	33,513.25		3.34	55
July 31, 2010	14.26	.54	1.30	1.84	(.66)	(.66)	—[e]	15.44	12.99	34,289.25		3.54	84

Class B
January 31, 2015**	$17.68	.15	.41	.56	(.05)	(.05)	—	$18.19	3.18*	$1,284	.50*	.81*	76*
July 31, 2014	16.66	.15	.94	1.09	(.07)	(.07)	—	17.68	6.56	1,380	1.00	.84	75
July 31, 2013	15.60	.06	1.23	1.29	(.23)	(.23)	—	16.66	8.37	1,235	1.00	.37	89
July 31, 2012	15.90	.18	.13	.31	(.61)	(.61)	—	15.60	2.17	943	1.00	1.17	39
July 31, 2011	14.94	.39	1.01	1.40	(.44)	(.44)	—	15.90	9.46	808	1.00	2.47	55
July 31, 2010	13.84	.42	1.25	1.67	(.57)	(.57)	—[e]	14.94	12.11	695	1.00	2.87	84

Class C
January 31, 2015**	$17.74	.16	.40	.56	(.10)	(.10)	—	$18.20	3.15*	$1,909	.50*	.91*	76*
July 31, 2014	16.71	.15	.95	1.10	(.07)	(.07)	—	17.74	6.62	1,587	1.00	.89	75
July 31, 2013	15.65	.06	1.23	1.29	(.23)	(.23)	—	16.71	8.30	1,047	1.00	.35	89
July 31, 2012	15.95	.18	.13	.31	(.61)	(.61)	—	15.65	2.19	856	1.00	1.15	39
July 31, 2011	14.99	.33	1.07	1.40	(.44)	(.44)	—	15.95	9.43	733	1.00	2.08	55
July 31, 2010	13.90	.41	1.27	1.68	(.59)	(.59)	—[e]	14.99	12.14	483	1.00	2.75	84

Class M
January 31, 2015**	$18.05	.18	.42	.60	(.12)	(.12)	—	$18.53	3.31*	$170	.38*	.97*	76*
July 31, 2014	16.99	.20	.96	1.16	(.10)	(.10)	—	18.05	6.81	154.75		1.12	75
July 31, 2013	15.88	.10	1.26	1.36	(.25)	(.25)	—	16.99	8.62	140.75		.59	89
July 31, 2012	16.14	.24	.11	.35	(.61)	(.61)	—	15.88	2.40	133.75		1.54	39
July 31, 2011	15.16	.46	1.00	1.46	(.48)	(.48)	—	16.14	9.74	213.75		2.91	55
July 31, 2010	14.02	.46	1.27	1.73	(.59)	(.59)	—[e]	15.16	12.38	234.75		3.08	84

Class R
January 31, 2015**	$17.69	.20	.41	.61	(.16)	(.16)	—	$18.14	3.46*	$5,689	.25*	1.12*	76*
July 31, 2014	16.67	.23	.95	1.18	(.16)	(.16)	—	17.69	7.09	5,348.50		1.35	75
July 31, 2013	15.60	.14	1.23	1.37	(.30)	(.30)	—	16.67	8.86	4,587.50		.84	89
July 31, 2012	15.89	.26	.13	.39	(.68)	(.68)	—	15.60	2.71	3,030.50		1.72	39
July 31, 2011	14.98	.48	1.01	1.49	(.58)	(.58)	—	15.89	10.04	3,172.50		3.06	55
July 31, 2010	13.87	.43	1.31	1.74	(.63)	(.63)	—[e]	14.98	12.62	1,051.50		2.89	84

Class Y
January 31, 2015**	$20.49	.28	.49	.77	(.25)	(.25)	—	$21.01	3.74*	$4,978	—*	1.32*	76*
July 31, 2014	19.26	.44	1.02	1.46	(.23)	(.23)	—	20.49	7.60	5,125	—	2.20	75
July 31, 2013	17.97	.24	1.43	1.67	(.38)	(.38)	—	19.26	9.41	7,104	—	1.27	89
July 31, 2012	18.19	.40	.13	.53	(.75)	(.75)	—	17.97	3.22	3,500	—	2.27	39
July 31, 2011	17.01	.61	1.18	1.79	(.61)	(.61)	—	18.19	10.60	10,446	—	3.42	55
July 31, 2010	15.65	.69	1.37	2.06	(.70)	(.70)	—[e]	17.01	13.21	7,976	—	4.10	84

See page 72 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

66 RetirementReady® Funds	RetirementReady® Funds 67

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2015 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From			Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Redemption	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	distributions	fees	of period	value (%)[b]	(in thousands)	(%)[c,d]	(%)[d]	(%)

Class A
January 31, 2015**	$18.00	.30	.21	.51	(.24)	(.24)	—	$18.27	2.84*	$24,744	.13*	1.66*	63*
July 31, 2014	17.21	.32	.66	.98	(.19)	(.19)	—	18.00	5.73	19,711.25		1.79	87
July 31, 2013	16.51	.19	.84	1.03	(.33)	(.33)	—	17.21	6.31	16,660.25		1.14	80
July 31, 2012	16.93	.29	.10	.39	(.81)	(.81)	—	16.51	2.57	20,617.25		1.79	40
July 31, 2011	16.22	.51	.79	1.30	(.59)	(.59)	—	16.93	8.09	29,768.25		3.06	55
July 31, 2010	15.25	.52	1.17	1.69	(.72)	(.72)	—[e]	16.22	11.20	31,451.25		3.25	90

Class B
January 31, 2015**	$17.40	.19	.23	.42	(.10)	(.10)	—	$17.72	2.43*	$830	.50*	1.11*	63*
July 31, 2014	16.69	.19	.63	.82	(.11)	(.11)	—	17.40	4.93	786	1.00	1.13	87
July 31, 2013	16.00	.05	.84	.89	(.20)	(.20)	—	16.69	5.58	745	1.00	.28	80
July 31, 2012	16.45	.19	.07	.26	(.71)	(.71)	—	16.00	1.82	458	1.00	1.18	40
July 31, 2011	15.78	.37	.77	1.14	(.47)	(.47)	—	16.45	7.27	485	1.00	2.27	55
July 31, 2010	14.88	.39	1.13	1.52	(.62)	(.62)	—[e]	15.78	10.30	467	1.00	2.51	90

Class C
January 31, 2015**	$17.42	.19	.23	.42	(.10)	(.10)	—	$17.74	2.44*	$668	.50*	1.05*	63*
July 31, 2014	16.69	.17	.65	.82	(.09)	(.09)	—	17.42	4.94	689	1.00	.98	87
July 31, 2013	15.99	.05	.83	.88	(.18)	(.18)	—	16.69	5.53	383	1.00	.32	80
July 31, 2012	16.44	.21	.05	.26	(.71)	(.71)	—	15.99	1.81	439	1.00	1.35	40
July 31, 2011	15.75	.37	.77	1.14	(.45)	(.45)	—	16.44	7.29	668	1.00	2.28	55
July 31, 2010	14.88	.32	1.21	1.53	(.66)	(.66)	—[e]	15.75	10.33	673	1.00	2.04	90

Class M
January 31, 2015**	$17.76	.22	.23	.45	(.14)	(.14)	—	$18.07	2.54*	$153	.38*	1.20*	63*
July 31, 2014	16.98	.23	.65	.88	(.10)	(.10)	—	17.76	5.21	150.75		1.30	87
July 31, 2013	16.29	.10	.84	.94	(.25)	(.25)	—	16.98	5.80	145.75		.61	80
July 31, 2012	16.63	.20	.11	.31	(.65)	(.65)	—	16.29	2.06	145.75		1.27	40
July 31, 2011	15.96	.41	.78	1.19	(.52)	(.52)	—	16.63	7.53	329.75		2.51	55
July 31, 2010	15.02	.41	1.18	1.59	(.65)	(.65)	—[e]	15.96	10.65	385.75		2.56	90

Class R
January 31, 2015**	$17.37	.23	.23	.46	(.19)	(.19)	—	$17.64	2.64*	$3,246	.25*	1.33*	63*
July 31, 2014	16.62	.27	.64	.91	(.16)	(.16)	—	17.37	5.49	2,906.50		1.61	87
July 31, 2013	15.95	.15	.81	.96	(.29)	(.29)	—	16.62	6.09	2,778.50		.89	80
July 31, 2012	16.40	.25	.09	.34	(.79)	(.79)	—	15.95	2.32	2,604.50		1.61	40
July 31, 2011	15.77	.46	.76	1.22	(.59)	(.59)	—	16.40	7.80	2,822.50		2.82	55
July 31, 2010	14.88	.41	1.20	1.61	(.72)	(.72)	—[e]	15.77	10.86	2,011.50		2.63	90

Class Y
January 31, 2015**	$18.05	.29	.24	.53	(.28)	(.28)	—	$18.30	2.92*	$5,908	—*	1.60*	63*
July 31, 2014	17.26	.41	.62	1.03	(.24)	(.24)	—	18.05	5.99	4,616	—	2.34	87
July 31, 2013	16.55	.20	.88	1.08	(.37)	(.37)	—	17.26	6.63	4,377	—	1.18	80
July 31, 2012	16.99	.35	.08	.43	(.87)	(.87)	—	16.55	2.84	1,740	—	2.14	40
July 31, 2011	16.29	.55	.79	1.34	(.64)	(.64)	—	16.99	8.32	6,108	—	3.27	55
July 31, 2010	15.31	.58	1.16	1.74	(.76)	(.76)	—[e]	16.29	11.47	5,376	—	3.60	90

See page 72 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

68 RetirementReady® Funds	RetirementReady® Funds 69

Financial highlights (For a common share outstanding throughout the period)

Putnam Retirement Income Fund Lifestyle 1

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From			Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Redemption	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	distributions	fees	of period	value (%)[b]	(in thousands)	(%)[c,d]	(%)[d]	(%)

Class A
January 31, 2015**	$17.49	.27	.18	.45	(.37)	(.37)	—	$17.57	2.59*	$18,257	.13*	1.54*	23*
July 31, 2014	16.98	.33	.52	.85	(.34)	(.34)	—	17.49	5.04	15,527.25		1.90	98
July 31, 2013	16.39	.19	.58	.77	(.18)	(.18)	—	16.98	4.74	14,681.25		1.14	138
July 31, 2012	16.30	.28	.09	.37	(.28)	(.28)	—	16.39	2.35	18,008.25		1.78	40
July 31, 2011	15.87	.51	.39	.90	(.47)	(.47)	—	16.30	5.71	21,075.25		3.16	38
July 31, 2010	14.92	.43	.96	1.39	(.44)	(.44)	—[e]	15.87	9.41	10,077.25		2.71	136

Class B
January 31, 2015**	$17.32	.19	.18	.37	(.33)	(.33)	—	$17.36	2.15*	$338	.50*	1.12*	23*
July 31, 2014	16.86	.17	.55	.72	(.26)	(.26)	—	17.32	4.32	274	1.00	1.01	98
July 31, 2013	16.34	.06	.58	.64	(.12)	(.12)	—	16.86	3.92	172	1.00	.35	138
July 31, 2012	16.30	.17	.08	.25	(.21)	(.21)	—	16.34	1.59	187	1.00	1.05	40
July 31, 2011	15.90	.39	.38	.77	(.37)	(.37)	—	16.30	4.88	206	1.00	2.43	38
July 31, 2010	14.94	.30	.99	1.29	(.33)	(.33)	—[e]	15.90	8.66	42	1.00	1.91	136

Class C
January 31, 2015**	$17.36	.20	.17	.37	(.33)	(.33)	—	$17.40	2.15*	$808	.50*	1.16*	23*
July 31, 2014	16.91	.20	.51	.71	(.26)	(.26)	—	17.36	4.25	710	1.00	1.16	98
July 31, 2013	16.38	.05	.60	.65	(.12)	(.12)	—	16.91	3.98	676	1.00	.28	138
July 31, 2012	16.34	.15	.10	.25	(.21)	(.21)	—	16.38	1.58	536	1.00	.95	40
July 31, 2011	15.93	.41	.37	.78	(.37)	(.37)	—	16.34	4.92	496	1.00	2.50	38
July 31, 2010	14.97	.26	1.02	1.28	(.32)	(.32)	—[e]	15.93	8.61	138	1.00	1.64	136

Class M
January 31, 2015**	$17.54	.25	.17	.42	(.35)	(.35)	—	$17.61	2.40*	$361	.25*	1.40*	23*
July 31, 2014	17.02	.31	.50	.81	(.29)	(.29)	—	17.54	4.82	332.50		1.77	98
July 31, 2013	16.43	.14	.59	.73	(.14)	(.14)	—	17.02	4.47	313.50		.86	138
July 31, 2012	16.34	.24	.09	.33	(.24)	(.24)	—	16.43	2.10	317.50		1.52	40
July 31, 2011	15.91	.38	.44	.82	(.39)	(.39)	—	16.34	5.19	328.72		2.36	38
July 31, 2010	14.95	.35	.97	1.32	(.36)	(.36)	—[e]	15.91	8.90	315.75		2.22	136

Class R
January 31, 2015**	$17.48	.20	.23	.43	(.35)	(.35)	—	$17.56	2.46*	$894	.25*	1.14*	23*
July 31, 2014	16.97	.30	.51	.81	(.30)	(.30)	—	17.48	4.78	1,069.50		1.75	98
July 31, 2013	16.38	.15	.58	.73	(.14)	(.14)	—	16.97	4.47	1,002.50		.92	138
July 31, 2012	16.30	.25	.07	.32	(.24)	(.24)	—	16.38	2.05	1,222.50		1.55	40
July 31, 2011	15.87	.52	.34	.86	(.43)	(.43)	—	16.30	5.46	1,400.50		3.22	38
July 31, 2010	14.92	.34	1.02	1.36	(.41)	(.41)	—[e]	15.87	9.16	193.50		2.18	136

Class Y
January 31, 2015**	$17.55	.29	.19	.48	(.40)	(.40)	—	$17.63	2.72*	$1,244	—*	1.61*	23*
July 31, 2014	17.04	.68[f]	.21	.89	(.38)	(.38)	—	17.55	5.28	1,203	—	3.96[f]	98
July 31, 2013	16.44	.16	.66	.82	(.22)	(.22)	—	17.04	5.04	7,232	—	.93	138
July 31, 2012	16.35	.34	.07	.41	(.32)	(.32)	—	16.44	2.60	992	—	2.14	40
July 31, 2011	15.92	.52	.41	.93	(.50)	(.50)	—	16.35	5.95	5,542	—	3.20	38
July 31, 2010	14.96	.49	.95	1.44	(.48)	(.48)	—[e]	15.92	9.71	2,730	—	3.13	136

See page 72 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

70 RetirementReady® Funds	RetirementReady® Funds 71

Financial highlights (Continued)

* Not annualized.

** Unaudited.

† For the period November 30, 2010 (commencement of operations) to July 31, 2011.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return does not reflect the effect of sales charges.

c Expense ratios do not include expenses of the underlying funds.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each fund’s average net assets (Note 2):

	1/31/15	7/31/14	7/31/13	7/31/12	7/31/11	7/31/10

Putnam RetirementReady 2055 Fund	1.35%	3.14%	0.28%	7.30%	23.04%	N/A

Putnam RetirementReady 2050 Fund	0.29	0.45	0.13	0.15	0.22	0.13%

Putnam RetirementReady 2045 Fund	0.21	0.45	0.12	0.12	0.18	0.08

Putnam RetirementReady 2040 Fund	0.15	0.35	0.12	0.12	0.17	0.08

Putnam RetirementReady 2035 Fund	0.13	0.27	0.11	0.11	0.08	0.08

Putnam RetirementReady 2030 Fund	0.10	0.23	0.11	0.11	0.08	0.08

Putnam RetirementReady 2025 Fund	0.11	0.23	0.11	0.10	0.08	0.08

Putnam RetirementReady 2020 Fund	0.11	0.25	0.11	0.10	0.08	0.08

Putnam RetirementReady 2015 Fund	0.14	0.32	0.11	0.11	0.07	0.07

Putnam Retirement Income Fund
Lifestyle 1	0.22	0.37	0.12	0.12	0.07	0.25

e Amount represents less than $0.01 per share.

f The net investment income and per share amount shown for the period ending July 31, 2014, may not correspond with the expected class specific differences for the period due to the timing of redemptions out of the class.

The accompanying notes are an integral part of these financial statements.

72 RetirementReady® Funds

Notes to financial statements 1/31/15 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from August 1, 2014 through January 31, 2015.

Each of the Putnam RetirementReady® Funds: Putnam RetirementReady 2055 Fund, Putnam RetirementReady 2050 Fund, Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam RetirementReady 2025 Fund, Putnam RetirementReady 2020 Fund, Putnam RetirementReady 2015 Fund, and Putnam Retirement Income Fund Lifestyle 1 (collectively the funds) is a diversified series of Putnam RetirementReady® Funds (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end investment company. Each fund, except the Putnam Retirement Income Fund Lifestyle 1, seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. Putnam Retirement Income Fund Lifestyle 1 seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2015. The tenth fund is named Putnam Retirement Income Fund Lifestyle 1. Amounts invested in each target date fund are allocated among underlying Putnam funds based on the fund’s target date. The target percentages for each target date fund gradually change over time based on the number of years that remain until the target date of the fund so that a fund’s asset allocation will become more conservative as the fund approaches its target date. The asset allocation of each target date fund is designed to provide an investment that Putnam Management believes is neither overly aggressive nor overly conservative for a typical investor planning to retire (or otherwise begin using the invested funds) in the target year. When a fund’s target percentages correspond to those of the Putnam Retirement Income Fund Lifestyle 1, which currently is expected to occur during the latter part of the target year, the fund will be merged into the Putnam Retirement Income Fund Lifestyle 1.

These financial statements report on each fund, which may invest in certain Putnam Funds which are managed by Putnam Management. Each fund may invest in the following diversified funds: Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund, Putnam Absolute Return 700 Fund, Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Equity Fund, Putnam Dynamic Asset Allocation Growth Fund and Putnam Money Market Fund (the underlying Putnam Funds). The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

Each fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% (4.00% for Putnam Retirement Income Fund Lifestyle 1) and 3.50% (3.25% for Putnam Retirement Income Fund Lifestyle 1), respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are not available to all investors.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against each fund. However, each fund’s management team expects the risk of material loss to be remote.

RetirementReady® Funds 73

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam Funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam Funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam Funds are recorded on the ex-dividend date.

Interfund lending Each fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the funds to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the funds did not utilize the program.

Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

Each fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the funds’ federal tax returns for the prior three fiscal years, or life of the fund, if shorter, remain subject to examination by the Internal Revenue Service.

74 RetirementReady® Funds

At July 31, 2014, the following funds had capital loss carryovers in the following amounts available to the extent allowed by the Code to offset future net capital gain, if any, which will expire on the following dates:

Loss carryover

	Short-term	Long-term	Total	Expiration

Putnam RetirementReady 2050 Fund	$2,892,556	N/A	$2,892,556	July 31, 2018

Putnam RetirementReady 2045 Fund	7,018,306	N/A	7,018,306	July 31, 2018

Putnam RetirementReady 2040 Fund	9,000,523	N/A	9,000,523	July 31, 2018

Putnam RetirementReady 2035 Fund	13,354,043	N/A	13,354,043	July 31, 2018

Putnam RetirementReady 2030 Fund	18,523,825	N/A	18,523,825	July 31, 2018

Putnam RetirementReady 2025 Fund	23,484,433	N/A	23,484,433	July 31, 2018

Putnam RetirementReady 2020 Fund	27,603,904	N/A	27,603,904	July 31, 2018

Putnam RetirementReady 2015 Fund	24,486,971	N/A	24,486,971	July 31, 2018

Putnam Retirement Income Fund	2,677,161	N/A	2,677,161	July 31, 2017
Lifestyle 1	3,966,628	N/A	3,966,628	July 31, 2018

Under the Regulated Investment Company Modernization Act of 2010, the fund, as applicable, will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Pursuant to federal income tax regulations applicable to regulated investment companies, Putnam RetirementReady 2055 Fund has elected to defer $3,238 of late year ordinary losses ((i) ordinary losses recognized during the period between January 1, 2014 and July 31, 2014, and (ii) specified ordinary and currency losses recognized during the period between November 1, 2013 and July 31, 2014), to its fiscal year ending July 31, 2015.

The tax basis components for each fund at the close of the reporting period were as follows:

			Net unrealized	Cost for federal
	Unrealized	Unrealized	appreciation/	income tax
	appreciation	(depreciation)	(depreciation)	purposes

Putnam RetirementReady 2055 Fund	$6,909	$(307,553)	$(300,644)	$3,491,528

Putnam RetirementReady 2050 Fund	28,304	(1,813,554)	(1,785,250)	19,381,037

Putnam RetirementReady 2045 Fund	19,492	(2,116,160)	(2,096,668)	25,853,832

Putnam RetirementReady 2040 Fund	88,896	(3,179,516)	(3,090,620)	46,429,513

Putnam RetirementReady 2035 Fund	4,887	(2,480,090)	(2,475,203)	46,879,838

Putnam RetirementReady 2030 Fund	70,854	(2,636,098)	(2,565,244)	67,550,232

Putnam RetirementReady 2025 Fund	715,562	(869,432)	(153,870)	54,385,892

Putnam RetirementReady 2020 Fund	73,984	(1,289,533)	(1,215,549)	63,957,766

Putnam RetirementReady 2015 Fund	38,751	(981,013)	(942,262)	36,507,001

Putnam Retirement Income Fund	47,965	(476,215)	(428,250)	22,337,372
Lifestyle 1

Distributions to shareholders Each fund normally distributes any net investment income and any net realized capital gains annually, except the Putnam Retirement Income Fund Lifestyle 1, which normally distributes any net investment income monthly and any net realized capital gains annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary.

RetirementReady® Funds 75

Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The funds do not pay a monthly management fee to Putnam Management.

Putnam Management has contractually agreed through November 30, 2015 to reimburse each fund for other expenses (excluding brokerage, interest, taxes, investment-related expenses, such as borrowing costs, extraordinary expenses, payments under the funds’ distribution plans and acquired fund fees and expenses). During the reporting period, each fund’s expenses were reduced by the following amounts as a result of this limit:

Fees waived and reimbursed by
the Manager

Putnam RetirementReady 2055 Fund	$37,810

Putnam RetirementReady 2050 Fund	41,705

Putnam RetirementReady 2045 Fund	44,031

Putnam RetirementReady 2040 Fund	47,717

Putnam RetirementReady 2035 Fund	50,092

Putnam RetirementReady 2030 Fund	54,514

Putnam RetirementReady 2025 Fund	53,492

Putnam RetirementReady 2020 Fund	53,213

Putnam RetirementReady 2015 Fund	47,604

Putnam Retirement Income Fund Lifestyle 1	46,240

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of each fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

Each fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the funds at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% (0.50% for Putnam Retirement Income Fund Lifestyle 1) and 0.50% of the average net assets attributable to class A,

76 RetirementReady® Funds

class B, class C, class M, and class R shares, respectively. During the reporting period, the class specific expenses related to distribution fees for each fund were as follows:

	Class A	Class B	Class C	Class M	Class R	Total

Putnam RetirementReady 2055 Fund	$1,033	$350	$2,084	$119	$751	$4,337

Putnam RetirementReady 2050 Fund	7,961	1,503	2,203	224	7,087	18,978

Putnam RetirementReady 2045 Fund	14,428	1,412	2,206	502	7,584	26,132

Putnam RetirementReady 2040 Fund	24,702	3,504	3,296	336	10,411	42,249

Putnam RetirementReady 2035 Fund	26,380	5,610	4,021	1,176	11,302	48,489

Putnam RetirementReady 2030 Fund	39,180	6,243	5,960	848	18,504	70,735

Putnam RetirementReady 2025 Fund	38,178	5,199	6,592	790	14,791	65,550

Putnam RetirementReady 2020 Fund	43,821	6,615	8,575	626	13,936	73,573

Putnam RetirementReady 2015 Fund	28,584	3,990	3,337	573	7,636	44,120

Putnam Retirement Income Fund	21,307	1,528	3,909	855	2,680	30,279
Lifestyle 1

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions from the sale of class A and class M shares, and received contingent deferred sales charges from redemptions of class B and class C shares, in the following amounts:

	Class A Net	Class M Net	Class B	Class C
	commissions	commissions	CDSC	CDSC

Putnam RetirementReady 2055 Fund	$869	$12	$—	$44

Putnam RetirementReady 2050 Fund	5,043	86	—	15

Putnam RetirementReady 2045 Fund	4,719	89	206	29

Putnam RetirementReady 2040 Fund	2,798	102	140	11

Putnam RetirementReady 2035 Fund	6,964	600	53	8

Putnam RetirementReady 2030 Fund	6,090	98	1	7

Putnam RetirementReady 2025 Fund	3,350	30	1	—

Putnam RetirementReady 2020 Fund	3,263	148	3,035	20

Putnam RetirementReady 2015 Fund	2,029	—	59	246

Putnam Retirement Income Fund Lifestyle 1	3,337	—	63	9

RetirementReady® Funds 77

A deferred sales charge of up to 1.00% and 0.65% (0.40% for Putnam Retirement Income Fund Lifestyle 1) is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received the following amounts on class A and class M redemptions:

	Class A CDSC	Class M CDSC

Putnam RetirementReady 2055 Fund	$—	$—

Putnam RetirementReady 2050 Fund	—	—

Putnam RetirementReady 2045 Fund	—	—

Putnam RetirementReady 2040 Fund	—	—

Putnam RetirementReady 2035 Fund	—	—

Putnam RetirementReady 2030 Fund	—	—

Putnam RetirementReady 2025 Fund	—	—

Putnam RetirementReady 2020 Fund	—	—

Putnam RetirementReady 2015 Fund	—	—

Putnam Retirement Income Fund Lifestyle 1	—	—

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of underlying Putnam Funds were as follows:

	Cost of purchases	Proceeds from sales

Putnam RetirementReady 2055 Fund	$3,831,573	$2,619,266

Putnam RetirementReady 2050 Fund	17,621,453	10,366,128

Putnam RetirementReady 2045 Fund	17,202,617	9,624,359

Putnam RetirementReady 2040 Fund	53,320,492	31,137,879

Putnam RetirementReady 2035 Fund	25,846,402	13,645,561

Putnam RetirementReady 2030 Fund	60,691,547	37,741,765

Putnam RetirementReady 2025 Fund	24,854,709	15,022,218

Putnam RetirementReady 2020 Fund	62,038,520	37,181,596

Putnam RetirementReady 2015 Fund	28,206,934	20,579,297

Putnam Retirement Income Fund Lifestyle 1	7,920,032	4,645,943

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

Putnam RetirementReady 2055 Fund

	Six months ended 1/31/15		Year ended 7/31/14

Class A	Shares	Amount	Shares	Amount

Shares sold	68,694	$830,371	48,070	$570,732

Shares issued in connection with
reinvestment of distributions	11,505	127,710	6,016	69,420

	80,199	958,081	54,086	640,152

Shares repurchased	(23,212)	(280,507)	(50,640)	(597,481)

Net increase	56,987	$677,574	3,446	$42,671

78 RetirementReady® Funds

	Six months ended 1/31/15		Year ended 7/31/14

Class B	Shares	Amount	Shares	Amount

Shares sold	1,497	$17,856	1,834	$21,836

Shares issued in connection with
reinvestment of distributions	761	8,412	336	3,871

	2,258	26,268	2,170	25,707

Shares repurchased	(16)	(180)	(14)	(166)

Net increase	2,242	$26,088	2,156	$25,541

	Six months ended 1/31/15		Year ended 7/31/14

Class C	Shares	Amount	Shares	Amount

Shares sold	4,518	$53,733	27,963	$327,331

Shares issued in connection with
reinvestment of distributions	4,626	50,567	1,080	12,323

	9,144	104,300	29,043	339,654

Shares repurchased	(1,815)	(21,177)	(2,359)	(28,661)

Net increase	7,329	$83,123	26,684	$310,993

	Six months ended 1/31/15		Year ended 7/31/14

Class M	Shares	Amount	Shares	Amount

Shares sold	191	$2,292	602	$7,171

Shares issued in connection with
reinvestment of distributions	339	3,766	290	3,348

	530	6,058	892	10,519

Shares repurchased	(9)	(100)	(885)	(10,825)

Net increase (decrease)	521	$5,958	7	$(306)

	Six months ended 1/31/15		Year ended 7/31/14

Class R	Shares	Amount	Shares	Amount

Shares sold	5,858	$70,660	19,727	$236,803

Shares issued in connection with
reinvestment of distributions	1,925	21,287	764	8,801

	7,783	91,947	20,491	245,604

Shares repurchased	(14,439)	(182,303)	(1,437)	(17,229)

Net increase (decrease)	(6,656)	$(90,356)	19,054	$228,375

	Six months ended 1/31/15		Year ended 7/31/14

Class Y	Shares	Amount	Shares	Amount

Shares sold	38,838	$469,671	73,095	$878,805

Shares issued in connection with
reinvestment of distributions	13,330	148,493	8,441	97,661

	52,168	618,164	81,536	976,466

Shares repurchased	(17,740)	(219,491)	(46,982)	(553,604)

Net increase	34,428	$398,673	34,554	$422,862

At the close of the reporting period, a shareholder of record owned 7.1% of the outstanding shares of the fund.

RetirementReady® Funds 79

Putnam RetirementReady 2050 Fund

	Six months ended 1/31/15		Year ended 7/31/14

Class A	Shares	Amount	Shares	Amount

Shares sold	329,264	$5,709,807	115,359	$1,890,549

Shares issued in connection with
reinvestment of distributions	23,633	400,341	7,021	114,585

	352,897	6,110,148	122,380	2,005,134

Shares repurchased	(77,175)	(1,328,683)	(133,516)	(2,207,505)

Net increase (decrease)	275,722	$4,781,465	(11,136)	$(202,371)

	Six months ended 1/31/15		Year ended 7/31/14

Class B	Shares	Amount	Shares	Amount

Shares sold	2,254	$39,013	6,365	$102,033

Shares issued in connection with
reinvestment of distributions	790	13,255	310	5,022

	3,044	52,268	6,675	107,055

Shares repurchased	(1,149)	(19,700)	(2,818)	(47,347)

Net increase	1,895	$32,568	3,857	$59,708

	Six months ended 1/31/15		Year ended 7/31/14

Class C	Shares	Amount	Shares	Amount

Shares sold	3,532	$60,004	12,848	$202,193

Shares issued in connection with
reinvestment of distributions	1,206	20,058	415	6,669

	4,738	80,062	13,263	208,862

Shares repurchased	(1,134)	(19,021)	(2,678)	(42,771)

Net increase	3,604	$61,041	10,585	$166,091

	Six months ended 1/31/15		Year ended 7/31/14

Class M	Shares	Amount	Shares	Amount

Shares sold	902	$15,834	1,134	$18,946

Shares issued in connection with
reinvestment of distributions	173	2,959	44	725

	1,075	18,793	1,178	19,671

Shares repurchased	(34)	(594)	(144)	(2,190)

Net increase	1,041	$18,199	1,034	$17,481

	Six months ended 1/31/15		Year ended 7/31/14

Class R	Shares	Amount	Shares	Amount

Shares sold	29,305	$496,998	69,620	$1,110,641

Shares issued in connection with
reinvestment of distributions	8,323	138,918	3,195	51,405

	37,628	635,916	72,815	1,162,046

Shares repurchased	(11,092)	(188,112)	(61,611)	(985,248)

Net increase	26,536	$447,804	11,204	$176,798

80 RetirementReady® Funds

	Six months ended 1/31/15		Year ended 7/31/14

Class Y	Shares	Amount	Shares	Amount

Shares sold	36,122	$622,733	85,438	$1,408,038

Shares issued in connection with
reinvestment of distributions	13,785	234,206	7,096	116,083

	49,907	856,939	92,534	1,524,121

Shares repurchased	(28,616)	(499,989)	(91,199)	(1,486,709)

Net increase	21,291	$356,950	1,335	$37,412

Putnam RetirementReady 2045 Fund

	Six months ended 1/31/15		Year ended 7/31/14

Class A	Shares	Amount	Shares	Amount

Shares sold	292,187	$5,597,707	254,369	$4,636,464

Shares issued in connection with
reinvestment of distributions	33,620	631,055	5,882	106,647

	325,807	6,228,762	260,251	4,743,111

Shares repurchased	(96,593)	(1,833,851)	(182,742)	(3,363,331)

Net increase	229,214	$4,394,911	77,509	$1,379,780

	Six months ended 1/31/15		Year ended 7/31/14

Class B	Shares	Amount	Shares	Amount

Shares sold	1,286	$22,596	2,998	$48,113

Shares issued in connection with
reinvestment of distributions	762	13,122	144	2,407

	2,048	35,718	3,142	50,520

Shares repurchased	(1,047)	(18,349)	(2,248)	(37,642)

Net increase	1,001	$17,369	894	$12,878

	Six months ended 1/31/15		Year ended 7/31/14

Class C	Shares	Amount	Shares	Amount

Shares sold	8,161	$143,048	9,048	$154,163

Shares issued in connection with
reinvestment of distributions	1,379	23,808	162	2,720

	9,540	166,856	9,210	156,883

Shares repurchased	(2,070)	(36,506)	(2,092)	(35,296)

Net increase	7,470	$130,350	7,118	$121,587

	Six months ended 1/31/15		Year ended 7/31/14

Class M	Shares	Amount	Shares	Amount

Shares sold	979	$18,128	5,698	$102,282

Shares issued in connection with
reinvestment of distributions	346	6,319	13	225

	1,325	24,447	5,711	102,507

Shares repurchased	(200)	(3,844)	(38)	(632)

Net increase	1,125	$20,603	5,673	$101,875

RetirementReady® Funds 81

	Six months ended 1/31/15		Year ended 7/31/14

Class R	Shares	Amount	Shares	Amount

Shares sold	22,972	$451,227	51,786	$951,083

Shares issued in connection with
reinvestment of distributions	7,378	141,723	1,643	30,451

	30,350	592,950	53,429	981,534

Shares repurchased	(10,657)	(207,423)	(44,889)	(818,185)

Net increase	19,693	$385,527	8,540	$163,349

	Six months ended 1/31/15		Year ended 7/31/14

Class Y	Shares	Amount	Shares	Amount

Shares sold	27,708	$621,603	92,544	$1,984,540

Shares issued in connection with
reinvestment of distributions	11,612	259,055	3,504	74,839

	39,320	880,658	96,048	2,059,379

Shares repurchased	(12,587)	(281,580)	(97,169)	(2,060,397)

Net increase (decrease)	26,733	$599,078	(1,121)	$(1,018)

Putnam RetirementReady 2040 Fund

	Six months ended 1/31/15		Year ended 7/31/14

Class A	Shares	Amount	Shares	Amount

Shares sold	1,025,161	$21,386,302	274,441	$5,411,265

Shares issued in connection with
reinvestment of distributions	58,071	1,186,398	8,233	162,434

	1,083,232	22,572,700	282,674	5,573,699

Shares repurchased	(222,263)	(4,614,178)	(238,769)	(4,736,107)

Net increase	860,969	$17,958,522	43,905	$837,592

	Six months ended 1/31/15		Year ended 7/31/14

Class B	Shares	Amount	Shares	Amount

Shares sold	1,401	$27,181	11,174	$199,387

Shares issued in connection with
reinvestment of distributions	1,379	26,210	348	6,386

	2,780	53,391	11,522	205,773

Shares repurchased	(4,683)	(90,693)	(15,553)	(285,045)

Net decrease	(1,903)	$(37,302)	(4,031)	$(79,272)

	Six months ended 1/31/15		Year ended 7/31/14

Class C	Shares	Amount	Shares	Amount

Shares sold	5,306	$100,641	19,939	$359,912

Shares issued in connection with
reinvestment of distributions	1,566	29,371	275	5,015

	6,872	130,012	20,214	364,927

Shares repurchased	(3,617)	(68,077)	(3,116)	(56,476)

Net increase	3,255	$61,935	17,098	$308,451

82 RetirementReady® Funds

	Six months ended 1/31/15		Year ended 7/31/14

Class M	Shares	Amount	Shares	Amount

Shares sold	890	$17,219	1,148	$21,547

Shares issued in connection with
reinvestment of distributions	224	4,329	36	680

	1,114	21,548	1,184	22,227

Shares repurchased	(30)	(607)	(20)	(379)

Net increase	1,084	$20,941	1,164	$21,848

	Six months ended 1/31/15		Year ended 7/31/14

Class R	Shares	Amount	Shares	Amount

Shares sold	22,529	$479,582	54,542	$1,095,251

Shares issued in connection with
reinvestment of distributions	8,555	179,389	2,035	41,141

	31,084	658,971	56,577	1,136,392

Shares repurchased	(13,087)	(277,096)	(50,220)	(1,006,257)

Net increase	17,997	$381,875	6,357	$130,135

	Six months ended 1/31/15		Year ended 7/31/14

Class Y	Shares	Amount	Shares	Amount

Shares sold	37,192	$897,891	112,430	$2,596,297

Shares issued in connection with
reinvestment of distributions	13,519	321,885	4,215	96,178

	50,711	1,219,776	116,645	2,692,475

Shares repurchased	(25,439)	(607,269)	(105,387)	(2,398,919)

Net increase	25,272	$612,507	11,258	$293,556

Putnam RetirementReady 2035 Fund

	Six months ended 1/31/15		Year ended 7/31/14

Class A	Shares	Amount	Shares	Amount

Shares sold	431,094	$9,058,340	316,066	$6,309,197

Shares issued in connection with
reinvestment of distributions	40,471	840,175	6,298	125,451

	471,565	9,898,515	322,364	6,434,648

Shares repurchased	(78,575)	(1,648,385)	(213,316)	(4,278,224)

Net increase	392,990	$8,250,130	109,048	$2,156,424

	Six months ended 1/31/15		Year ended 7/31/14

Class B	Shares	Amount	Shares	Amount

Shares sold	4,517	$88,400	13,196	$236,803

Shares issued in connection with
reinvestment of distributions	1,925	36,926	170	3,132

	6,442	125,326	13,366	239,935

Shares repurchased	(1,747)	(33,731)	(8,070)	(146,786)

Net increase	4,695	$91,595	5,296	$93,149

RetirementReady® Funds 83

	Six months ended 1/31/15		Year ended 7/31/14

Class C	Shares	Amount	Shares	Amount

Shares sold	13,491	$263,408	12,545	$234,073

Shares issued in connection with
reinvestment of distributions	1,570	30,073	81	1,492

	15,061	293,481	12,626	235,565

Shares repurchased	(1,197)	(23,150)	(5,594)	(103,736)

Net increase	13,864	$270,331	7,032	$131,829

	Six months ended 1/31/15		Year ended 7/31/14

Class M	Shares	Amount	Shares	Amount

Shares sold	6,672	$133,147	3,122	$58,909

Shares issued in connection with
reinvestment of distributions	482	9,658	80	1,541

	7,154	142,805	3,202	60,450

Shares repurchased	(742)	(15,018)	(2,031)	(38,545)

Net increase	6,412	$127,787	1,171	$21,905

	Six months ended 1/31/15		Year ended 7/31/14

Class R	Shares	Amount	Shares	Amount

Shares sold	29,390	$593,725	59,135	$1,125,321

Shares issued in connection with
reinvestment of distributions	7,526	150,148	1,415	27,124

	36,916	743,873	60,550	1,152,445

Shares repurchased	(32,258)	(647,605)	(68,630)	(1,312,290)

Net increase (decrease)	4,658	$96,268	(8,080)	$(159,845)

	Six months ended 1/31/15		Year ended 7/31/14

Class Y	Shares	Amount	Shares	Amount

Shares sold	28,376	$686,344	150,960	$3,477,250

Shares issued in connection with
reinvestment of distributions	15,615	375,537	4,546	104,339

	43,991	1,061,881	155,506	3,581,589

Shares repurchased	(34,832)	(859,980)	(178,522)	(4,095,651)

Net increase (decrease)	9,159	$201,901	(23,016)	$(514,062)

Putnam RetirementReady 2030 Fund

	Six months ended 1/31/15		Year ended 7/31/14

Class A	Shares	Amount	Shares	Amount

Shares sold	1,107,180	$22,980,979	401,703	$7,857,155

Shares issued in connection with
reinvestment of distributions	41,725	863,299	8,554	168,254

	1,148,905	23,844,278	410,257	8,025,409

Shares repurchased	(253,286)	(5,263,362)	(272,517)	(5,405,531)

Net increase	895,619	$18,580,916	137,740	$2,619,878

84 RetirementReady® Funds

	Six months ended 1/31/15		Year ended 7/31/14

Class B	Shares	Amount	Shares	Amount

Shares sold	2,782	$54,981	8,628	$161,130

Shares issued in connection with
reinvestment of distributions	940	18,560	71	1,336

	3,722	73,541	8,699	162,466

Shares repurchased	(6,255)	(124,340)	(13,755)	(259,339)

Net decrease	(2,533)	$(50,799)	(5,056)	$(96,873)

	Six months ended 1/31/15		Year ended 7/31/14

Class C	Shares	Amount	Shares	Amount

Shares sold	11,856	$233,800	15,277	$285,495

Shares issued in connection with
reinvestment of distributions	1,116	22,003	93	1,748

	12,972	255,803	15,370	287,243

Shares repurchased	(4,224)	(83,308)	(2,646)	(48,050)

Net increase	8,748	$172,495	12,724	$239,193

	Six months ended 1/31/15		Year ended 7/31/14

Class M	Shares	Amount	Shares	Amount

Shares sold	468	$9,419	5,758	$109,042

Shares issued in connection with
reinvestment of distributions	196	3,952	67	1,280

	664	13,371	5,825	110,322

Shares repurchased	(1,106)	(22,538)	(199)	(3,924)

Net increase (decrease)	(442)	$(9,167)	5,626	$106,398

	Six months ended 1/31/15		Year ended 7/31/14

Class R	Shares	Amount	Shares	Amount

Shares sold	39,635	$779,013	105,458	$1,970,998

Shares issued in connection with
reinvestment of distributions	8,179	160,399	2,322	43,323

	47,814	939,412	107,780	2,014,321

Shares repurchased	(30,481)	(592,336)	(80,641)	(1,512,162)

Net increase	17,333	$347,076	27,139	$502,159

	Six months ended 1/31/15		Year ended 7/31/14

Class Y	Shares	Amount	Shares	Amount

Shares sold	51,975	$1,221,280	121,411	$2,691,465

Shares issued in connection with
reinvestment of distributions	11,634	273,623	5,145	114,691

	63,609	1,494,903	126,556	2,806,156

Shares repurchased	(42,004)	(986,395)	(229,641)	(5,080,067)

Net increase (decrease)	21,605	$508,508	(103,085)	$(2,273,911)

RetirementReady® Funds 85

Putnam RetirementReady 2025 Fund

	Six months ended 1/31/15		Year ended 7/31/14

Class A	Shares	Amount	Shares	Amount

Shares sold	385,164	$8,110,294	373,890	$7,500,919

Shares issued in connection with
reinvestment of distributions	19,369	409,267	11,707	234,031

	404,533	8,519,561	385,597	7,734,950

Shares repurchased	(153,739)	(3,224,197)	(294,651)	(5,919,902)

Net increase	250,794	$5,295,364	90,946	$1,815,048

	Six months ended 1/31/15		Year ended 7/31/14

Class B	Shares	Amount	Shares	Amount

Shares sold	7,547	$147,582	10,569	$198,282

Shares issued in connection with
reinvestment of distributions	343	6,797	143	2,685

	7,890	154,379	10,712	200,967

Shares repurchased	(3,476)	(68,438)	(15,099)	(285,453)

Net increase (decrease)	4,414	$85,941	(4,387)	$(84,486)

	Six months ended 1/31/15		Year ended 7/31/14

Class C	Shares	Amount	Shares	Amount

Shares sold	6,124	$120,551	24,981	$467,325

Shares issued in connection with
reinvestment of distributions	454	8,980	246	4,620

	6,578	129,531	25,227	471,945

Shares repurchased	(2,248)	(44,740)	(5,836)	(109,590)

Net increase	4,330	$84,791	19,391	$362,355

	Six months ended 1/31/15		Year ended 7/31/14

Class M	Shares	Amount	Shares	Amount

Shares sold	1,112	$21,711	609	$11,587

Shares issued in connection with
reinvestment of distributions	90	1,811	37	709

	1,202	23,522	646	12,296

Shares repurchased	(202)	(3,995)	(3,503)	(65,887)

Net increase (decrease)	1,000	$19,527	(2,857)	$(53,591)

	Six months ended 1/31/15		Year ended 7/31/14

Class R	Shares	Amount	Shares	Amount

Shares sold	55,986	$1,099,225	67,911	$1,264,749

Shares issued in connection with
reinvestment of distributions	3,350	66,193	2,216	41,459

	59,336	1,165,418	70,127	1,306,208

Shares repurchased	(21,774)	(426,947)	(50,708)	(954,502)

Net increase	37,562	$738,471	19,419	$351,706

86 RetirementReady® Funds

	Six months ended 1/31/15		Year ended 7/31/14

Class Y	Shares	Amount	Shares	Amount

Shares sold	75,280	$1,590,499	127,203	$2,566,185

Shares issued in connection with
reinvestment of distributions	7,825	165,893	7,443	149,225

	83,105	1,756,392	134,646	2,715,410

Shares repurchased	(12,258)	(259,370)	(292,129)	(5,850,736)

Net increase (decrease)	70,847	$1,497,022	(157,483)	$(3,135,326)

Putnam RetirementReady 2020 Fund

	Six months ended 1/31/15		Year ended 7/31/14

Class A	Shares	Amount	Shares	Amount

Shares sold	1,534,771	$28,796,906	414,129	$7,444,638

Shares issued in connection with
reinvestment of distributions	26,064	488,965	13,405	239,822

	1,560,835	29,285,871	427,534	7,684,460

Shares repurchased	(354,006)	(6,639,229)	(353,795)	(6,386,732)

Net increase	1,206,829	$22,646,642	73,739	$1,297,728

	Six months ended 1/31/15		Year ended 7/31/14

Class B	Shares	Amount	Shares	Amount

Shares sold	2,584	$46,400	17,218	$297,941

Shares issued in connection with
reinvestment of distributions	203	3,670	313	5,411

	2,787	50,070	17,531	303,352

Shares repurchased	(10,290)	(183,775)	(13,637)	(238,105)

Net increase (decrease)	(7,503)	$(133,705)	3,894	$65,247

	Six months ended 1/31/15		Year ended 7/31/14

Class C	Shares	Amount	Shares	Amount

Shares sold	17,204	$310,839	38,066	$660,948

Shares issued in connection with
reinvestment of distributions	551	9,986	291	5,032

	17,755	320,825	38,357	665,980

Shares repurchased	(2,376)	(42,760)	(11,530)	(200,544)

Net increase	15,379	$278,065	26,827	$465,436

	Six months ended 1/31/15		Year ended 7/31/14

Class M	Shares	Amount	Shares	Amount

Shares sold	879	$16,088	760	$13,172

Shares issued in connection with
reinvestment of distributions	57	1,061	45	798

	936	17,149	805	13,970

Shares repurchased	(290)	(5,321)	(542)	(9,336)

Net increase	646	$11,828	263	$4,634

RetirementReady® Funds 87

	Six months ended 1/31/15		Year ended 7/31/14

Class R	Shares	Amount	Shares	Amount

Shares sold	35,775	$644,648	57,987	$998,573

Shares issued in connection with
reinvestment of distributions	2,770	50,022	2,673	46,054

	38,545	694,670	60,660	1,044,627

Shares repurchased	(27,215)	(487,845)	(33,569)	(577,347)

Net increase	11,330	$206,825	27,091	$467,280

	Six months ended 1/31/15		Year ended 7/31/14

Class Y	Shares	Amount	Shares	Amount

Shares sold	12,374	$257,905	78,649	$1,585,738

Shares issued in connection with
reinvestment of distributions	2,731	57,106	4,277	85,114

	15,105	315,011	82,926	1,670,852

Shares repurchased	(28,198)	(585,595)	(201,782)	(4,016,025)

Net decrease	(13,093)	$(270,584)	(118,856)	$(2,345,173)

Putnam RetirementReady 2015 Fund

	Six months ended 1/31/15		Year ended 7/31/14

Class A	Shares	Amount	Shares	Amount

Shares sold	763,286	$13,965,469	435,875	$7,747,571

Shares issued in connection with
reinvestment of distributions	18,244	331,492	10,363	181,966

	781,530	14,296,961	446,238	7,929,537

Shares repurchased	(521,835)	(9,529,265)	(319,140)	(5,646,551)

Net increase	259,695	$4,767,696	127,098	$2,282,986

	Six months ended 1/31/15		Year ended 7/31/14

Class B	Shares	Amount	Shares	Amount

Shares sold	3,134	$55,197	6,043	$102,136

Shares issued in connection with
reinvestment of distributions	272	4,791	311	5,302

	3,406	59,988	6,354	107,438

Shares repurchased	(1,723)	(30,204)	(5,815)	(100,128)

Net increase	1,683	$29,784	539	$7,310

	Six months ended 1/31/15		Year ended 7/31/14

Class C	Shares	Amount	Shares	Amount

Shares sold	1,993	$35,108	20,887	$357,884

Shares issued in connection with
reinvestment of distributions	202	3,570	155	2,638

	2,195	38,678	21,042	360,522

Shares repurchased	(4,128)	(72,254)	(4,442)	(75,688)

Net increase (decrease)	(1,933)	$(33,576)	16,600	$284,834

88 RetirementReady® Funds

	Six months ended 1/31/15		Year ended 7/31/14

Class M	Shares	Amount	Shares	Amount

Shares sold	191	$3,423	833	$14,657

Shares issued in connection with
reinvestment of distributions	65	1,171	49	854

	256	4,594	882	15,511

Shares repurchased	(234)	(4,223)	(981)	(17,345)

Net increase (decrease)	22	$371	(99)	$(1,834)

	Six months ended 1/31/15		Year ended 7/31/14

Class R	Shares	Amount	Shares	Amount

Shares sold	24,235	$425,942	46,217	$782,010

Shares issued in connection with
reinvestment of distributions	1,868	32,786	1,625	27,571

	26,103	458,728	47,842	809,581

Shares repurchased	(9,442)	(165,477)	(47,682)	(816,883)

Net increase (decrease)	16,661	$293,251	160	$(7,302)

	Six months ended 1/31/15		Year ended 7/31/14

Class Y	Shares	Amount	Shares	Amount

Shares sold	65,676	$1,189,657	171,171	$3,054,651

Shares issued in connection with
reinvestment of distributions	4,791	87,204	3,291	57,860

	70,467	1,276,861	174,462	3,112,511

Shares repurchased	(3,444)	(62,781)	(172,314)	(3,027,948)

Net increase	67,023	$1,214,080	2,148	$84,563

At the close of the reporting period, a shareholder of record owned 5.1% of the outstanding shares of the fund.

Putnam Retirement Income Fund Lifestyle 1

	Six months ended 1/31/15		Year ended 7/31/14

Class A	Shares	Amount	Shares	Amount

Shares sold	269,880	$4,738,507	295,675	$5,109,316

Shares issued in connection with
reinvestment of distributions	20,970	367,204	16,526	283,165

	290,850	5,105,711	312,201	5,392,481

Shares repurchased	(139,362)	(2,455,236)	(289,203)	(4,999,977)

Net increase	151,488	$2,650,475	22,998	$392,504

	Six months ended 1/31/15		Year ended 7/31/14

Class B	Shares	Amount	Shares	Amount

Shares sold	3,594	$62,558	7,446	$128,469

Shares issued in connection with
reinvestment of distributions	319	5,525	158	2,683

	3,913	68,083	7,604	131,152

Shares repurchased	(244)	(4,261)	(1,969)	(33,974)

Net increase	3,669	$63,822	5,635	$97,178

RetirementReady® Funds 89

	Six months ended 1/31/15		Year ended 7/31/14

Class C	Shares	Amount	Shares	Amount

Shares sold	9,106	$159,643	4,946	$84,767

Shares issued in connection with
reinvestment of distributions	878	15,228	630	10,716

	9,984	174,871	5,576	95,483

Shares repurchased	(4,449)	(77,977)	(4,695)	(79,925)

Net increase	5,535	$96,894	881	$15,558

	Six months ended 1/31/15		Year ended 7/31/14

Class M	Shares	Amount	Shares	Amount

Shares sold	2,608	$45,774	2,330	$40,340

Shares issued in connection with
reinvestment of distributions	392	6,870	333	5,716

	3,000	52,644	2,663	46,056

Shares repurchased	(1,402)	(24,590)	(2,145)	(37,054)

Net increase	1,598	$28,054	518	$9,002

	Six months ended 1/31/15		Year ended 7/31/14

Class R	Shares	Amount	Shares	Amount

Shares sold	5,341	$94,069	11,869	$204,880

Shares issued in connection with
reinvestment of distributions	1,006	17,608	1,068	18,271

	6,347	111,677	12,937	223,151

Shares repurchased	(16,594)	(293,195)	(10,789)	(185,909)

Net increase (decrease)	(10,247)	$(181,518)	2,148	$37,242

	Six months ended 1/31/15		Year ended 7/31/14

Class Y	Shares	Amount	Shares	Amount

Shares sold	3,413	$60,730	85,854	$1,477,667

Shares issued in connection with
reinvestment of distributions	1,568	27,558	8,834	151,578

	4,981	88,288	94,688	1,629,245

Shares repurchased	(2,969)	(52,146)	(450,690)	(7,745,772)

Net increase (decrease)	2,012	$36,142	(356,002)	$(6,116,527)

At the close of the reporting period, Putnam Investments, LLC owned the following shares of each fund:

		Percentage of	Fair value at the
		shares	end of the
	Shares owned	outstanding	reporting period

Putnam RetirementReady 2055 Fund class B	1,410	20.59%	$15,454

Putnam RetirementReady 2055 Fund class M	1,416	47.06	15,604

Putnam RetirementReady 2055 Fund class R	1,438	8.53	15,775

Putnam RetirementReady 2050 Fund class M	103	2.53	1,751

Putnam RetirementReady 2045 Fund class Y	810	0.29	17,958

90 RetirementReady® Funds

Note 5: Transactions with affiliated issuers

Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the outstanding voting securities, were as follows:

Putnam RetirementReady 2055 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$14,278	$21,039	$15,737	$283	$—	$19,272

Putnam Absolute Return
300 Fund Class Y	—	—	—	—	—	—

Putnam Absolute Return
500 Fund Class Y	51,870	78,623	57,883	817	2,988	71,698

Putnam Absolute Return
700 Fund Class Y	175,966	268,019	197,587	4,030	10,365	245,549

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	1,712,193	2,837,829	1,914,076	34,633	352,441	2,328,591

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	374,300	605,055	416,718	10,823	57,503	511,093

Putnam Money Market
Fund Class A	10,938	21,008	17,265	—	—	14,681

Totals	$2,339,545	$3,831,573	$2,619,266	$50,586	$423,297	$3,190,884

RetirementReady® Funds 91

Putnam RetirementReady 2050 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$111,507	$165,126	$96,815	$2,450	$—	$177,097

Putnam Absolute Return
300 Fund Class Y	—	—	—	—	—	—

Putnam Absolute Return
500 Fund Class Y	269,987	349,973	220,014	4,236	15,494	395,320

Putnam Absolute Return
700 Fund Class Y	915,748	1,193,180	751,168	20,895	53,743	1,353,860

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	7,984,833	10,982,940	6,674,519	152,466	1,551,548	10,923,193

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	2,836,380	4,838,068	2,556,234	92,738	492,701	4,666,116

Putnam Money Market
Fund Class A	55,413	92,166	67,378	3	—	80,201

Totals	$12,173,868	$17,621,453	$10,366,128	$272,788	$2,113,486	$17,595,787

92 RetirementReady® Funds

Putnam RetirementReady 2045 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$301,160	$289,267	$153,548	$6,094	$—	$430,164

Putnam Absolute Return
300 Fund Class Y	—	—	—	—	—	—

Putnam Absolute Return
500 Fund Class Y	410,275	325,864	197,011	5,859	21,427	533,511

Putnam Absolute Return
700 Fund Class Y	1,391,798	1,110,551	673,464	28,905	74,347	1,827,235

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	9,028,580	7,746,424	4,827,697	151,406	1,540,780	10,619,730

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	7,290,201	7,638,366	3,704,204	207,796	1,103,981	10,238,373

Putnam Money Market
Fund Class A	84,441	92,145	68,435	3	—	108,151

Totals	$18,506,455	$17,202,617	$9,624,359	$400,063	$2,740,535	$23,757,164

RetirementReady® Funds 93

Putnam RetirementReady 2040 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$685,738	$1,510,333	$870,403	$17,249	$—	$1,306,398

Putnam Absolute Return
300 Fund Class Y	—	—	—	—	—	—

Putnam Absolute Return
500 Fund Class Y	679,393	1,603,596	895,533	14,006	51,225	1,369,156

Putnam Absolute Return
700 Fund Class Y	1,902,949	3,861,926	2,288,079	50,982	131,130	3,460,531

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	7,039,686	12,464,305	8,532,483	129,919	1,322,119	9,782,035

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	14,555,016	33,609,411	18,367,313	514,771	2,734,879	27,220,215

Putnam Money Market
Fund Class A	113,705	270,921	184,068	6	—	200,558

Totals	$24,976,487	$53,320,492	$31,137,879	$726,933	$4,239,353	$43,338,893

94 RetirementReady® Funds

Putnam RetirementReady 2035 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$898,011	$541,723	$310,153	$15,633	$—	$1,112,606

Putnam Absolute Return
300 Fund Class Y	252,857	268,159	104,340	13,570	—	397,535

Putnam Absolute Return
500 Fund Class Y	1,530,315	1,120,576	551,402	22,625	82,747	2,076,985

Putnam Absolute Return
700 Fund Class Y	3,364,265	2,379,598	1,202,515	71,184	183,089	4,535,881

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	2,054,356	2,424,539	923,993	22,729	153,335	3,514,014

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	2,506,864	1,098,422	1,835,490	22,548	229,462	1,585,921

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	24,011,015	17,317,619	8,382,669	608,952	3,235,254	30,083,593

Putnam Money Market
Fund Class A	737,332	695,766	334,999	44	—	1,098,100

Totals	$35,355,015	$25,846,402	$13,645,561	$777,285	$3,883,887	$44,404,635

RetirementReady® Funds 95

Putnam RetirementReady 2030 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$1,451,700	$1,919,707	$1,129,756	$30,199	$—	$2,208,305

Putnam Absolute Return
300 Fund Class Y	1,323,000	2,270,597	1,164,165	77,159	—	2,320,744

Putnam Absolute Return
500 Fund Class Y	2,472,144	3,323,474	1,929,933	40,510	148,158	3,821,676

Putnam Absolute Return
700 Fund Class Y	5,501,487	7,357,589	4,296,851	130,382	335,353	8,538,716

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	12,436,228	20,795,025	11,088,925	137,659	923,752	21,880,541

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	20,113,380	23,077,849	16,947,260	470,096	2,497,529	24,024,617

Putnam Money Market
Fund Class A	1,427,959	1,947,306	1,184,875	86	—	2,190,389

Totals	$44,725,898	$60,691,547	$37,741,765	$886,091	$3,904,792	$64,984,988

96 RetirementReady® Funds

Putnam RetirementReady 2025 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$1,970,334	$1,026,726	$525,199	$34,846	$—	$2,433,743

Putnam Absolute Return
300 Fund Class Y	2,995,037	2,079,514	850,725	139,975	—	4,025,193

Putnam Absolute Return
500 Fund Class Y	3,722,797	2,307,270	1,035,634	54,820	200,494	4,939,913

Putnam Absolute Return
700 Fund Class Y	6,144,068	3,007,055	1,652,045	119,897	308,384	7,499,568

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	22,365,779	12,431,067	6,355,753	210,408	1,253,960	28,166,640

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	908,964	1,092,434	323,189	13,129	91,714	1,640,232

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	5,225,124	1,861,366	3,691,670	64,410	342,201	3,118,503

Putnam Money Market
Fund Class A	1,946,957	1,049,277	588,003	105	—	2,408,230

Totals	$45,279,060	$24,854,709	$15,022,218	$637,590	$2,196,753	$54,232,022

RetirementReady® Funds 97

Putnam RetirementReady 2020 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$2,161,852	$3,461,957	$1,949,211	$48,864	$—	$3,620,259

Putnam Absolute Return
300 Fund Class Y	4,229,340	7,171,474	3,884,057	235,816	—	7,186,756

Putnam Absolute Return
500 Fund Class Y	6,036,321	11,209,582	5,886,951	117,156	428,478	11,207,673

Putnam Absolute Return
700 Fund Class Y	4,379,034	6,105,505	4,042,861	96,680	248,668	6,424,533

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	13,991,767	18,492,098	13,221,499	134,678	787,768	19,030,147

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	6,003,926	12,127,691	6,190,916	84,404	607,481	11,669,512

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	—	—	—	—	—	—

Putnam Money Market
Fund Class A	2,139,225	3,470,213	2,006,101	136	—	3,603,337

Totals	$38,941,465	$62,038,520	$37,181,596	$717,734	$2,072,395	$62,742,217

98 RetirementReady® Funds

Putnam RetirementReady 2015 Fund

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$2,265,431	$2,259,068	$1,502,725	$47,634	$—	$2,969,166

Putnam Absolute Return
300 Fund Class Y	5,052,590	5,407,795	3,400,895	261,232	—	6,699,515

Putnam Absolute Return
500 Fund Class Y	7,366,792	7,724,780	4,982,535	123,298	450,943	9,937,766

Putnam Absolute Return
700 Fund Class Y	1,202,669	704,905	1,121,289	14,161	36,424	793,007

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	2,663,665	1,482,241	2,542,468	19,221	79,576	1,589,751

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	8,585,095	9,120,932	5,898,493	102,248	721,943	11,471,358

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	—	—	—	—	—	—

Putnam Money Market
Fund Class A	1,727,855	1,507,213	1,130,892	95	—	2,104,176

Totals	$28,864,097	$28,206,934	$20,579,297	$567,889	$1,288,886	$35,564,739

RetirementReady® Funds 99

Putnam Retirement Income Fund Lifestyle 1

	Fair value
	at the					Fair value
	beginning					at the end
	of the					of the
	reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Absolute Return
100 Fund Class Y	$1,729,351	$660,894	$399,014	$29,127	$—	$1,959,936

Putnam Absolute Return
300 Fund Class Y	4,057,707	1,657,709	950,671	163,892	—	4,538,411

Putnam Absolute Return
500 Fund Class Y	5,710,914	2,361,125	1,377,775	76,463	279,651	6,630,575

Putnam Absolute Return
700 Fund Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Balanced Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Conservative
Fund Class Y	6,479,527	2,792,431	1,623,083	68,946	434,397	7,485,451

Putnam Dynamic Asset
Allocation Equity Fund
Class Y	—	—	—	—	—	—

Putnam Dynamic Asset
Allocation Growth Fund
Class Y	—	—	—	—	—	—

Putnam Money Market
Fund Class A	1,142,275	447,873	295,400	60	—	1,294,749

Totals	$19,119,774	$7,920,032	$4,645,943	$338,488	$714,048	$21,909,122

Note 6: Market, credit and other risks

In the normal course of business, the underlying Putnam Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying Putnam Funds may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The underlying Putnam Funds may invest in foreign securities that involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

100 RetirementReady® Funds

Fund information

Founded over 75 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Robert T. Burns
Putnam Investment	Jameson A. Baxter, Chair	Vice President and
Management, LLC	Liaquat Ahamed	Chief Legal Officer
One Post Office Square	Ravi Akhoury
Boston, MA 02109	Barbara M. Baumann	Robert R. Leveille
	Charles B. Curtis	Vice President and
Investment Sub-Manager	Robert J. Darretta	Chief Compliance Officer
Putnam Investments Limited	Katinka Domotorffy
57–59 St James’s Street	John A. Hill	Michael J. Higgins
London, England SW1A 1LD	Paul L. Joskow	Vice President, Treasurer,
	Kenneth R. Leibler	and Clerk
Marketing Services	Robert E. Patterson
Putnam Retail Management	George Putnam, III	Janet C. Smith
One Post Office Square	Robert L. Reynolds	Vice President,
Boston, MA 02109	W. Thomas Stephens	Principal Accounting Officer,
and Assistant Treasurer
Custodian	Officers
State Street Bank	Robert L. Reynolds	Susan G. Malloy
and Trust Company	President	Vice President and
Assistant Treasurer
Legal Counsel	Jonathan S. Horwitz
Ropes & Gray LLP	Executive Vice President,	James P. Pappas
	Principal Executive Officer, and	Vice President
Compliance Liaison
Mark C. Trenchard
	Steven D. Krichmar	Vice President and
	Vice President and	BSA Compliance Officer
Principal Financial Officer
Nancy E. Florek
Vice President, Director of
Proxy Voting and Corporate
Governance, Assistant Clerk,
and Associate Treasurer

This report is for the information of shareholders of Putnam RetirementReady® Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

Putnam INVESTMENTS
One Post Office Square
Boston, MA 02109
putnam.com
1-800-225-1581

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Electronic service requested

Go paperless: Log on to putnam.com or scan this code to update your mailing options.

SA097
292757 3/15

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam RetirementReady Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: March 31, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: March 31, 2015